UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-03894

T. Rowe Price Short-Term Bond Fund, Inc.

(Exact name of registrant as specified in charter)

1307 Point Street, Baltimore, MD 21231

(Address of principal executive offices)

David Oestreicher

1307 Point Street, Baltimore, MD 21231

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: May 31

Date of reporting period: May 31, 2026

Item 1. Reports to Shareholders

(a) Report pursuant to Rule 30e-1

Annual Shareholder Report

May 31, 2026

Ultra Short-Term Bond Fund

Investor Class (TRBUX)

This annual shareholder report contains important information about Ultra Short-Term Bond Fund (the "fund") for the period of June 1, 2025 to May 31, 2026. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

Table Summary
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Ultra Short-Term Bond Fund - Investor Class	$32	0.31%

What drove fund performance during the past 12 months?

  The shorter-maturity U.S. investment-grade bond market generated positive returns over the year ended May 31, 2026, as front-end yields ended lower amid elevated rate volatility, driven by moderating inflation expectations and Federal Reserve rate cuts during the second half of 2025.

  The fund’s out-of-benchmark allocations to mortgage-backed securities (MBS), asset-backed securities, and commercial mortgage-backed securities aided performance relative to its style-specific benchmark, the Bloomberg Short-Term Government/Corporate Index, as spreads tightened. Similarly, an overweight to investment-grade corporate bonds and corresponding underweight to U.S. Treasuries contributed. Security selection within investment-grade corporate bonds also generated positive returns. The fund’s slight overweight duration contributed to performance as front-end yields largely shifted lower over the period.

  Key rate management, particularly our two-year key rate positioning, detracted from returns relative to the style-specific benchmark over the year.

  The fund seeks a high level of income consistent with minimal fluctuations in principal value and liquidity. The fund’s allocation to investment-grade corporate bonds decreased over the reporting period but continued to represent its largest absolute and relative position. We increased the fund’s allocation to U.S. Treasuries and MBS.

  While we are primarily a cash bond manager, we employ the use of derivatives in our strategy for hedging purposes. The use of derivatives may include futures and options, as well as credit default swaps and interest rate swaps.

How has the fund performed?

Cumulative Returns of a Hypothetical $10,000 Investment as of May 31, 2026

Table Summary
	Investor Class	Regulatory Benchmark	Strategy Benchmark
2016	10,000	10,000	10,000
2016	10,049	10,232	10,023
2016	10,082	9,908	10,037
2017	10,118	10,008	10,063
2017	10,177	10,158	10,078
2017	10,219	10,283	10,110
2017	10,263	10,227	10,133
2018	10,290	10,059	10,160
2018	10,348	10,120	10,209
2018	10,416	10,175	10,265
2018	10,463	10,089	10,318
2019	10,563	10,378	10,394
2019	10,686	10,768	10,470
2019	10,781	11,210	10,548
2019	10,826	11,178	10,605
2020	10,929	11,590	10,671
2020	10,922	11,781	10,739
2020	11,099	11,936	10,754
2020	11,157	11,992	10,761
2021	11,200	11,750	10,768
2021	11,222	11,734	10,774
2021	11,220	11,925	10,776
2021	11,217	11,854	10,775
2022	11,149	11,440	10,758
2022	11,064	10,769	10,757
2022	11,067	10,552	10,758
2022	11,047	10,332	10,803
2023	11,237	10,328	10,914
2023	11,367	10,538	11,040
2023	11,555	10,426	11,185
2023	11,733	10,454	11,345
2024	11,972	10,671	11,494
2024	12,154	10,676	11,643
2024	12,364	11,187	11,822
2024	12,542	11,173	11,964
2025	12,696	11,291	12,104
2025	12,848	11,258	12,227
2025	13,026	11,538	12,371
2025	13,174	11,809	12,504
2026	13,344	11,998	12,624
2026	13,461	11,836	12,732

202501-4140694, 202606-5569616

F188-052 7/26

Average Annual Total Returns

Table Summary
	1 Year	5 Years	10 Years
Ultra Short-Term Bond Fund (Investor Class)	4.77%	3.70%	3.02%
Bloomberg U.S. Aggregate Bond Index (Regulatory Benchmark)	5.13	0.17	1.70
Bloomberg Short-Term Government/Corporate Index (Strategy Benchmark)	4.12	3.40	2.44

The preceding line graph shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

What are some fund statistics?

Fund Statistics

  Total Net Assets (000s)$2,934,740
  Number of Portfolio Holdings541
  Investment Advisory Fees Paid (000s)$3,876
  Portfolio Turnover Rate85.6%

What did the fund invest in?

Security Allocation (as a % of Net Assets)

Table Summary
Corporate Bonds	51.4%
Asset-Backed Securities	21.5
Non-U.S. Government Mortgage-Backed Securities	9.5
Commercial Paper	8.8
U.S. Government Agency Obligations (Excluding Mortgage-Backed)	4.3
U.S. Government & Agency Mortgage-Backed Securities	3.2
U.S. Treasury Obligations	1.0
Foreign Government Obligations & Municipalities	0.7
Securities Lending Collateral	0.2
Short-Term and Other	-0.6

Top Ten Holdings (as a % of Net Assets)

Table Summary
U.S. Treasury Notes	4.3%
Carvana Auto Receivables Trust	2.1
Federal National Mortgage Assn.	2.0
Structured Agency Credit Risk Debt Notes	1.8
Exeter Automobile Receivables Trust	1.4
Bain Capital Credit	1.3
Federal Home Loan Mortgage	1.2
HCA	1.1
Southern California Edison	1.0
Global Payments	1.0

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Bloomberg does not accept any liability for any errors or omissions in the indexes or data, and hereby expressly disclaim all warranties of originality, accuracy, completeness, timeliness, merchantability and fitness for a particular purpose. No party may rely on any indexes or data contained in this communication. Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

Ultra Short-Term Bond Fund

Investor Class (TRBUX)

T. Rowe Price Investment Services, Inc.

1307 Point Street

Baltimore, Maryland 21231

Annual Shareholder Report

May 31, 2026

Ultra Short-Term Bond Fund

I Class (TRSTX)

This annual shareholder report contains important information about Ultra Short-Term Bond Fund (the "fund") for the period of June 1, 2025 to May 31, 2026. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

Table Summary
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Ultra Short-Term Bond Fund - I Class	$20	0.20%

What drove fund performance during the past 12 months?

  The shorter-maturity U.S. investment-grade bond market generated positive returns over the year ended May 31, 2026, as front-end yields ended lower amid elevated rate volatility, driven by moderating inflation expectations and Federal Reserve rate cuts during the second half of 2025.

  The fund’s out-of-benchmark allocations to mortgage-backed securities (MBS), asset-backed securities, and commercial mortgage-backed securities aided performance relative to its style-specific benchmark, the Bloomberg Short-Term Government/Corporate Index, as spreads tightened. Similarly, an overweight to investment-grade corporate bonds and corresponding underweight to U.S. Treasuries contributed. Security selection within investment-grade corporate bonds also generated positive returns. The fund’s slight overweight duration contributed to performance as front-end yields largely shifted lower over the period.

  Key rate management, particularly our two-year key rate positioning, detracted from returns relative to the style-specific benchmark over the year.

  The fund seeks a high level of income consistent with minimal fluctuations in principal value and liquidity. The fund’s allocation to investment-grade corporate bonds decreased over the reporting period but continued to represent its largest absolute and relative position. We increased the fund’s allocation to U.S. Treasuries and MBS.

  While we are primarily a cash bond manager, we employ the use of derivatives in our strategy for hedging purposes. The use of derivatives may include futures and options, as well as credit default swaps and interest rate swaps.

How has the fund performed?

Cumulative Returns of a Hypothetical $500,000 Investment as of May 31, 2026

Table Summary
	I Class	Regulatory Benchmark	Strategy Benchmark
7/6/17	500,000	500,000	500,000
8/31/17	501,296	508,001	501,061
11/30/17	503,453	505,225	502,200
2/28/18	505,761	496,943	503,530
5/31/18	507,612	499,953	505,967
8/31/18	511,954	502,670	508,753
11/30/18	514,303	498,444	511,399
2/28/19	518,165	512,695	515,166
5/31/19	525,245	531,952	518,895
8/31/19	530,020	553,804	522,775
11/30/19	532,331	552,233	525,615
2/29/20	537,552	572,591	528,899
5/31/20	537,370	582,038	532,256
8/31/20	546,241	589,654	533,014
11/30/20	549,285	592,456	533,343
2/28/21	551,549	580,513	533,681
5/31/21	552,827	579,681	533,968
8/31/21	552,886	589,157	534,097
11/30/21	551,832	585,623	534,027
2/28/22	549,787	565,164	533,178
5/31/22	545,781	532,020	533,162
8/31/22	544,997	521,310	533,171
11/30/22	545,250	510,431	535,400
2/28/23	554,794	510,219	540,927
5/31/23	561,370	520,619	547,159
8/31/23	570,814	515,090	554,341
11/30/23	579,788	516,453	562,293
2/29/24	591,734	527,195	569,670
5/31/24	600,884	527,416	577,033
8/31/24	611,418	552,674	585,914
11/30/24	619,199	551,960	592,958
2/28/25	628,187	557,816	599,889
5/31/25	635,921	556,207	606,019
8/31/25	644,880	570,007	613,116
11/30/25	652,401	583,428	619,720
2/28/26	659,709	592,738	625,651
5/31/26	665,669	584,759	631,007

202501-4140694, 202606-5569616

F1104-052 7/26

Average Annual Total Returns

Table Summary
	1 Year	5 Years	Since Inception 7/6/17
Ultra Short-Term Bond Fund (I Class)	4.68%	3.78%	3.27%
Bloomberg U.S. Aggregate Bond Index (Regulatory Benchmark)	5.13	0.17	1.77
Bloomberg Short-Term Government/Corporate Index (Strategy Benchmark)	4.12	3.40	2.65

The preceding line graph shows the value of a hypothetical $500,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

What are some fund statistics?

Fund Statistics

  Total Net Assets (000s)$2,934,740
  Number of Portfolio Holdings541
  Investment Advisory Fees Paid (000s)$3,876
  Portfolio Turnover Rate85.6%

What did the fund invest in?

Security Allocation (as a % of Net Assets)

Table Summary
Corporate Bonds	51.4%
Asset-Backed Securities	21.5
Non-U.S. Government Mortgage-Backed Securities	9.5
Commercial Paper	8.8
U.S. Government Agency Obligations (Excluding Mortgage-Backed)	4.3
U.S. Government & Agency Mortgage-Backed Securities	3.2
U.S. Treasury Obligations	1.0
Foreign Government Obligations & Municipalities	0.7
Securities Lending Collateral	0.2
Short-Term and Other	-0.6

Top Ten Holdings (as a % of Net Assets)

Table Summary
U.S. Treasury Notes	4.3%
Carvana Auto Receivables Trust	2.1
Federal National Mortgage Assn.	2.0
Structured Agency Credit Risk Debt Notes	1.8
Exeter Automobile Receivables Trust	1.4
Bain Capital Credit	1.3
Federal Home Loan Mortgage	1.2
HCA	1.1
Southern California Edison	1.0
Global Payments	1.0

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Bloomberg does not accept any liability for any errors or omissions in the indexes or data, and hereby expressly disclaim all warranties of originality, accuracy, completeness, timeliness, merchantability and fitness for a particular purpose. No party may rely on any indexes or data contained in this communication. Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

Ultra Short-Term Bond Fund

I Class (TRSTX)

T. Rowe Price Investment Services, Inc.

1307 Point Street

Baltimore, Maryland 21231

Annual Shareholder Report

May 31, 2026

Ultra Short-Term Bond Fund

Z Class (TRZWX)

This annual shareholder report contains important information about Ultra Short-Term Bond Fund (the "fund") for the period of June 1, 2025 to May 31, 2026. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

Table Summary
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Ultra Short-Term Bond Fund - Z Class	$0	0.00%

What drove fund performance during the past 12 months?

  The shorter-maturity U.S. investment-grade bond market generated positive returns over the year ended May 31, 2026, as front-end yields ended lower amid elevated rate volatility, driven by moderating inflation expectations and Federal Reserve rate cuts during the second half of 2025.

  The fund’s out-of-benchmark allocations to mortgage-backed securities (MBS), asset-backed securities, and commercial mortgage-backed securities aided performance relative to its style-specific benchmark, the Bloomberg Short-Term Government/Corporate Index, as spreads tightened. Similarly, an overweight to investment-grade corporate bonds and corresponding underweight to U.S. Treasuries contributed. Security selection within investment-grade corporate bonds also generated positive returns. The fund’s slight overweight duration contributed to performance as front-end yields largely shifted lower over the period.

  Key rate management, particularly our two-year key rate positioning, detracted from returns relative to the style-specific benchmark over the year.

  The fund seeks a high level of income consistent with minimal fluctuations in principal value and liquidity. The fund’s allocation to investment-grade corporate bonds decreased over the reporting period but continued to represent its largest absolute and relative position. We increased the fund’s allocation to U.S. Treasuries and MBS.

  While we are primarily a cash bond manager, we employ the use of derivatives in our strategy for hedging purposes. The use of derivatives may include futures and options, as well as credit default swaps and interest rate swaps.

How has the fund performed?

Cumulative Returns of a Hypothetical $10,000 Investment as of May 31, 2026

Table Summary
	Z Class	Regulatory Benchmark	Strategy Benchmark
2/22/21	10,000	10,000	10,000
2/28/21	10,002	9,989	9,999
5/31/21	10,011	9,975	10,005
8/31/21	10,038	10,138	10,007
11/30/21	10,023	10,077	10,006
2/28/22	9,991	9,725	9,990
5/31/22	9,922	9,154	9,990
8/31/22	9,913	8,970	9,990
11/30/22	9,922	8,783	10,032
2/28/23	10,100	8,779	10,135
5/31/23	10,225	8,958	10,252
8/31/23	10,402	8,863	10,386
11/30/23	10,571	8,887	10,535
2/29/24	10,772	9,071	10,674
5/31/24	10,945	9,075	10,812
8/31/24	11,164	9,510	10,978
11/30/24	11,312	9,498	11,110
2/28/25	11,481	9,598	11,240
5/31/25	11,606	9,571	11,355
8/31/25	11,798	9,808	11,488
11/30/25	11,941	10,039	11,611
2/28/26	12,081	10,199	11,723
5/31/26	12,197	10,062	11,823

202501-4140694, 202606-5569616

F1419-052 7/26

Average Annual Total Returns

Table Summary
	1 Year	5 Years	Since Inception 2/22/21
Ultra Short-Term Bond Fund (Z Class)	5.09%	4.03%	3.84%
Bloomberg U.S. Aggregate Bond Index (Regulatory Benchmark)	5.13	0.17	0.12
Bloomberg Short-Term Government/Corporate Index (Strategy Benchmark)	4.12	3.40	3.23

The preceding line graph shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

What are some fund statistics?

Fund Statistics

  Total Net Assets (000s)$2,934,740
  Number of Portfolio Holdings541
  Investment Advisory Fees Paid (000s)$3,876
  Portfolio Turnover Rate85.6%

What did the fund invest in?

Security Allocation (as a % of Net Assets)

Table Summary
Corporate Bonds	51.4%
Asset-Backed Securities	21.5
Non-U.S. Government Mortgage-Backed Securities	9.5
Commercial Paper	8.8
U.S. Government Agency Obligations (Excluding Mortgage-Backed)	4.3
U.S. Government & Agency Mortgage-Backed Securities	3.2
U.S. Treasury Obligations	1.0
Foreign Government Obligations & Municipalities	0.7
Securities Lending Collateral	0.2
Short-Term and Other	-0.6

Top Ten Holdings (as a % of Net Assets)

Table Summary
U.S. Treasury Notes	4.3%
Carvana Auto Receivables Trust	2.1
Federal National Mortgage Assn.	2.0
Structured Agency Credit Risk Debt Notes	1.8
Exeter Automobile Receivables Trust	1.4
Bain Capital Credit	1.3
Federal Home Loan Mortgage	1.2
HCA	1.1
Southern California Edison	1.0
Global Payments	1.0

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Bloomberg does not accept any liability for any errors or omissions in the indexes or data, and hereby expressly disclaim all warranties of originality, accuracy, completeness, timeliness, merchantability and fitness for a particular purpose. No party may rely on any indexes or data contained in this communication. Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

Ultra Short-Term Bond Fund

Z Class (TRZWX)

T. Rowe Price Investment Services, Inc.

1307 Point Street

Baltimore, Maryland 21231

Item 1.  (b) Notice pursuant to Rule 30e-3.

Not applicable.

Item 2.  Code of Ethics.

The registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. A copy of this code of ethics is filed as an exhibit to this Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the period covered by this report.

Item 3.  Audit Committee Financial Expert.

The registrant’s Board of Directors has determined that Mr. Paul F. McBride qualifies as an audit committee financial expert, as defined in Item 3 of Form N-CSR. Mr. McBride is considered independent for purposes of Item 3 of Form N-CSR.

Item 4.  Principal Accountant Fees and Services.

(a) – (d) Aggregate fees billed for the last two fiscal years for professional services rendered to, or on behalf of, the registrant by the registrant’s principal accountant were as follows:

	2026	2025
Audit Fees	$34,029	$34,043
Audit-Related Fees	-	-
Tax Fees	-	-
All Other Fees	-	-

Audit fees include amounts related to the audit of the registrant’s annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings. Audit-related fees include amounts reasonably related to the performance of the audit of the registrant’s financial statements and specifically include the issuance of a report on internal controls and, if applicable, agreed-upon procedures related to fund acquisitions. Tax fees include amounts related to services for tax compliance, tax planning, and tax advice. The nature of these services specifically includes the review of distribution calculations and the preparation of Federal, state, and excise tax returns. All other fees include the registrant’s pro-rata share of amounts for agreed-upon procedures in conjunction with service contract approvals by the registrant’s Board of Directors/Trustees.

(e)(1)  The registrant’s audit committee has adopted a policy whereby audit and non-audit services performed by the registrant’s principal accountant for the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant require pre-approval in advance at regularly scheduled audit committee meetings. If such a service is required between regularly scheduled audit committee meetings, pre-approval may be authorized by one audit committee member with ratification at the next scheduled audit committee meeting. Waiver of pre-approval for audit or non-audit services requiring fees of a de minimis amount is not permitted.

(2)  No services included in (b) – (d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)  Less than 50 percent of the hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g)  The aggregate fees billed for the most recent fiscal year and the preceding fiscal year by the registrant’s principal accountant for non-audit services rendered to the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant were $1,211,000 and $1,746,000, respectively.

(h)  All non-audit services rendered in (g) above were pre-approved by the registrant’s audit committee. Accordingly, these services were considered by the registrant’s audit committee in maintaining the principal accountant’s independence.

(i) Not applicable.

(j) Not applicable.

Item 5.  Audit Committee of Listed Registrants.

Not applicable.

Item 6.  Investments.

(a)  Not applicable. The complete schedule of investments is included in Item 7 of this Form N-CSR.

(b)  Not applicable.

Item 7.  Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a – b)  Report pursuant to Regulation S-X.

Financial Highlights
Portfolio of Investments
Financial Statements and Notes
Additional Fund Information
May 31, 2026
Financial Statements and Other Information
For more insights from T. Rowe Price
investment professionals, go to
troweprice.com .
T. ROWE PRICE
TRBUX Ultra Short-Term Bond
Fund
TRSTX Ultra Short-Term Bond
Fund–
.
I Class
TRZWX Ultra Short-Term Bond
Fund–
.
Z Class

T. ROWE PRICE Ultra Short-Term Bond Fund
Financial Highlights

For a share outstanding throughout each period
Investor Class
.. Year ..
.. Ended .
5/31/26 5/31/25 5/31/24 5/31/23 5/31/22
NET ASSET VALUE
Beginning of period $ 5 .07 $ 5 .04 $ 4 .94 $ 4 .96 $ 5 .09
Investment activities
Net investment income
(1)(2)
0 .23 0 .25 0 .23 0 .13 0 .04
Net realized and unrealized
gain/loss 0 .01 0 .03 0 .10 0 .01
(3)
( 0 .11 )
Total from investment
activities 0 .24 0 .28 0 .33 0 .14 ( 0 .07 )
Distributions
Net investment income ( 0 .23 ) ( 0 .25 ) ( 0 .23 ) ( 0 .14 ) ( 0 .04 )
Net realized gain — — — ( 0 .02 ) ( 0 .02 )
Total distributions ( 0 .23 ) ( 0 .25 ) ( 0 .23 ) ( 0 .16 ) ( 0 .06 )
NET ASSET VALUE
End of period $ 5 .08 $ 5 .07 $ 5 .04 $ 4 .94 $ 4 .96

T. ROWE PRICE Ultra Short-Term Bond Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Investor Class
.. Year ..
.. Ended .
5/31/26 5/31/25 5/31/24 5/31/23 5/31/22
Ratios/Supplemental Data
Total return
(2)(4)
4 .77% 5 .71% 6 .92% 2 .73% ( 1 .41 ) %
Ratios to average net assets:
(2)
Gross expenses before
waivers/payments by Price
Associates 0 .33% 0 .33% 0 .33% 0 .33% 0 .36%
Net expenses after
waivers/payments by Price
Associates 0 .31% 0 .31% 0 .31% 0 .31% 0 .33%
Net investment income 4 .47% 4 .99% 4 .63% 2 .61% 0 .72%
Portfolio turnover rate 85 .6% 73 .4% 82 .0% 38 .5% 56 .2%
Net assets, end of period (in
millions) $1,707 $1,494 $1,344 $1,459 $2,409
0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
The amount presented is inconsistent with the fund's aggregate gains and losses because of the timing of sales and redemptions of fund shares in relation to fluctuating market values for the investment portfolio.
(4)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable.

T. ROWE PRICE Ultra Short-Term Bond Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
I Class
.. Year ..
.. Ended .
5/31/26 5/31/25 5/31/24 5/31/23 5/31/22
NET ASSET VALUE
Beginning of period $ 5 .08 $ 5 .05 $ 4 .95 $ 4 .97 $ 5 .10
Investment activities
Net investment income
(1)(2)
0 .23 0 .26 0 .24 0 .14 0 .04
Net realized and unrealized
gain/loss —
(3)
0 .03 0 .10 —
(3)
( 0 .11 )
Total from investment
activities 0 .23 0 .29 0 .34 0 .14 ( 0 .07 )
Distributions
Net investment income ( 0 .23 ) ( 0 .26 ) ( 0 .24 ) ( 0 .14 ) ( 0 .04 )
Net realized gain — — — ( 0 .02 ) ( 0 .02 )
Total distributions ( 0 .23 ) ( 0 .26 ) ( 0 .24 ) ( 0 .16 ) ( 0 .06 )
NET ASSET VALUE
End of period $ 5 .08 $ 5 .08 $ 5 .05 $ 4 .95 $ 4 .97
Ratios/Supplemental Data
Total return
(2)(4)
4 .68% 5 .83% 7 .04% 2 .86% ( 1 .27 ) %
Ratios to average net assets:
(2)
Gross expenses before
waivers/payments by Price
Associates 0 .20% 0 .20% 0 .20% 0 .19% 0 .22%
Net expenses after waivers/
payments by Price Associates 0 .20% 0 .20% 0 .20% 0 .19% 0 .19%
Net investment income 4 .58% 5 .10% 4 .75% 2 .74% 0 .87%
Portfolio turnover rate 85 .6% 73 .4% 82 .0% 38 .5% 56 .2%
Net assets, end of period (in
thousands) $1,227,840 $1,015,727 $914,377 $932,780 $1,288,432
0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Amounts round to less than $0.01 per share.
(4)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable.

T. ROWE PRICE Ultra Short-Term Bond Fund
Financial Highlights

For a share outstanding throughout each period
Z Class
.. Year ..
.. Ended .
5/31/26 5/31/25 5/31/24 5/31/23 5/31/22
NET ASSET VALUE
Beginning of period $ 5 .07 $ 5 .04 $ 4 .95 $ 4 .97 $ 5 .09
Investment activities
Net investment income
(1)(2)
0 .24 0 .27 0 .25 0 .15 0 .05
Net realized and unrealized
gain/loss 0 .01 0 .03 0 .09 —
(3)
( 0 .10 )
Total from investment
activities 0 .25 0 .30 0 .34 0 .15 ( 0 .05 )
Distributions
Net investment income ( 0 .24 ) ( 0 .27 ) ( 0 .25 ) ( 0 .15 ) ( 0 .05 )
Net realized gain — — — ( 0 .02 ) ( 0 .02 )
Total distributions ( 0 .24 ) ( 0 .27 ) ( 0 .25 ) ( 0 .17 ) ( 0 .07 )
NET ASSET VALUE
End of period $ 5 .08 $ 5 .07 $ 5 .04 $ 4 .95 $ 4 .97

T. ROWE PRICE Ultra Short-Term Bond Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Z Class
.. Year ..
.. Ended .
5/31/26 5/31/25 5/31/24 5/31/23 5/31/22
Ratios/Supplemental Data
Total return
(2)(4)
5 .09% 6 .04% 7 .04% 3 .05% ( 0 .89 ) %
Ratios to average net assets:
(2)
Gross expenses before
waivers/payments by Price
Associates 1 .26% 0 .19% 0 .19% 0 .19% 0 .25%
Net expenses after
waivers/payments by Price
Associates 0 .00% 0 .00% 0 .00% 0 .00% 0 .00%
Net investment income 4 .79% 5 .30% 4 .95% 3 .03% 1 .06%
Portfolio turnover rate 85 .6% 73 .4% 82 .0% 38 .5% 56 .2%
Net assets, end of period (in
thousands) $100 $100 $99 $97 $97
0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Amounts round to less than $0.01 per share.
(4)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable.

T. ROWE PRICE Ultra Short-Term Bond Fund
May 31, 2026

Portfolio of Investments
‡
Par/Shares $ Value
(Amounts in 000s)
‡
ASSET-BACKED SECURITIES
 21.5%
Auto Backed  9.1%
Ally Bank
Series 2026-A, Class A2
4.582%, 3/15/34 (1) 7,830 7,836
Ally Bank
Series 2026-A, Class B
4.709%, 3/15/34 (1) 1,400 1,401
Ally Bank Auto Credit-Linked Notes
Series 2024-A, Class A2
5.681%, 5/17/32 (1) 3,059 3,097
Ally Bank Auto Credit-Linked Notes
Series 2024-B, Class A2
4.97%, 9/15/32 (1) 1,297 1,305
Ally Bank Auto Credit-Linked Notes
Series 2024-B, Class B
5.117%, 9/15/32 (1) 1,029 1,034
Ally Bank Auto Credit-Linked Notes
Series 2025-A, Class B
4.648%, 6/15/33 (1) 1,649 1,649
Ally Bank Auto Credit-Linked Notes
Series 2025-B, Class A2
4.305%, 9/15/33 (1) 1,852 1,849
Ally Bank Auto Credit-Linked Notes
Series 2025-B, Class B
4.501%, 9/15/33 (1) 6,543 6,532
ARI Fleet Lease Trust
Series 2023-B, Class A2
6.05%, 7/15/32 (1) 627 630
ARI Fleet Lease Trust
Series 2024-B, Class A2
5.54%, 4/15/33 (1) 1,370 1,376
Avis Budget Rental Car Funding AESOP
Series 2025-3A, Class A
4.17%, 2/20/30 (1) 1,120 1,106
Bayview Opportunity Master Fund VII
Series 2024-CAR1, Class A, FRN
SOFR30A + 1.10%, 4.712%, 12/26/31 (1) 886 887
Bridgecrest Lending Auto Securitization Trust
Series 2026-1, Class B
4.25%, 11/17/31  6,995 6,955
Bridgecrest Lending Auto Securitization Trust
Series 2026-2, Class A3
4.27%, 1/15/30  620 620

T. ROWE PRICE Ultra Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Carvana Auto Receivables Trust
Series 2021-N4, Class B
1.24%, 9/11/28  642 628
Carvana Auto Receivables Trust
Series 2023-N1, Class C
5.92%, 7/10/29 (1) 5,417 5,431
Carvana Auto Receivables Trust
Series 2024-N2, Class A3
5.71%, 7/10/28 (1) 429 429
Carvana Auto Receivables Trust
Series 2024-N2, Class B
5.67%, 9/10/30 (1) 14,825 14,918
Carvana Auto Receivables Trust
Series 2024-N2, Class C
5.82%, 9/10/30 (1) 7,000 7,103
Carvana Auto Receivables Trust
Series 2024-N3, Class B
4.67%, 12/10/30 (1) 11,000 11,017
Carvana Auto Receivables Trust
Series 2024-P2, Class A3
5.33%, 7/10/29  2,307 2,320
Carvana Auto Receivables Trust
Series 2025-P2, Class A2
4.56%, 8/10/28  1,087 1,088
Carvana Auto Receivables Trust
Series 2025-P2, Class A3
4.55%, 8/12/30  4,365 4,376
Carvana Auto Receivables Trust
Series 2025-P4, Class A2
4.19%, 3/12/29  4,956 4,956
Carvana Auto Receivables Trust
Series 2026-P2, Class A3
4.77%, 4/10/31  9,420 9,460
Chase Auto Credit Linked Notes
Series 2025-1, Class B
4.753%, 2/25/33 (1) 3,775 3,781
Drive Auto Receivables Trust
Series 2021-3, Class D
1.94%, 6/15/29 (1) 4,247 4,227
Drive Auto Receivables Trust
Series 2024-2, Class A3
4.50%, 9/15/28  472 472
Drive Auto Receivables Trust
Series 2025-1, Class A3
4.73%, 9/15/32  4,250 4,261

T. ROWE PRICE Ultra Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Drive Auto Receivables Trust
Series 2025-1, Class B
4.79%, 9/15/32  6,000 6,030
Enterprise Fleet Financing
Series 2023-2, Class A2
5.56%, 4/22/30 (1) 926 928
Enterprise Fleet Financing
Series 2023-3, Class A2
6.40%, 3/20/30 (1) 2,563 2,584
Enterprise Fleet Financing
Series 2024-1, Class A2
5.23%, 3/20/30 (1) 2,423 2,434
Enterprise Fleet Financing
Series 2024-3, Class A2
5.31%, 4/20/27 (1) 333 334
Exeter Automobile Receivables Trust
Series 2024-1A, Class C
5.41%, 5/15/30  1,582 1,590
Exeter Automobile Receivables Trust
Series 2024-3A, Class C
5.70%, 7/16/29  13,780 13,880
Exeter Automobile Receivables Trust
Series 2024-4A, Class B
5.29%, 8/15/30  2,699 2,704
Exeter Automobile Receivables Trust
Series 2025-3A, Class A3
4.78%, 7/16/29  3,035 3,044
Exeter Automobile Receivables Trust
Series 2025-3A, Class B
4.86%, 2/15/30  3,185 3,201
Exeter Automobile Receivables Trust
Series 2025-5A, Class A3
4.24%, 11/15/29  1,750 1,750
Exeter Automobile Receivables Trust
Series 2025-5A, Class B
4.28%, 7/15/30  6,080 6,067
Exeter Automobile Receivables Trust
Series 2026-1A, Class B
4.22%, 10/15/30  3,345 3,316
Exeter Automobile Receivables Trust
Series 2026-2A, Class A2
4.31%, 11/15/28  1,040 1,041
Exeter Automobile Receivables Trust
Series 2026-2A, Class B
4.66%, 1/15/31  4,265 4,263

T. ROWE PRICE Ultra Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Exeter Select Automobile Receivables Trust
Series 2026-1, Class A3
4.67%, 6/16/31  3,418 3,428
Ford Credit Floorplan Master Owner Trust A
Series 2024-1, Class B
5.48%, 4/15/29 (1) 3,225 3,256
Ford Credit Floorplan Master Owner Trust A
Series 2025-2, Class B
4.33%, 9/15/30  1,460 1,452
Ford Credit Floorplan Master Owner Trust A
Series 2026-1, Class B
4.61%, 5/15/31  3,520 3,512
GM Financial Automobile Leasing Trust
Series 2025-1, Class B
4.89%, 2/20/29  3,290 3,311
GM Financial Automobile Leasing Trust
Series 2025-2, Class B
4.80%, 4/20/29  4,200 4,224
Huntington Bank Auto Credit-Linked Notes
Series 2024-1, Class B1
6.153%, 5/20/32 (1) 492 497
Huntington Bank Auto Credit-Linked Notes
Series 2024-2, Class B1
5.442%, 10/20/32 (1) 3,020 3,042
Huntington Bank Auto Credit-Linked Notes
Series 2025-1, Class B
4.957%, 3/21/33 (1) 4,907 4,918
Huntington Bank Auto Credit-Linked Notes
Series 2025-2, Class B1
4.835%, 9/20/33 (1) 5,104 5,102
Huntington Bank Auto Credit-Linked Notes
Series 2026-1, Class B1
4.503%, 2/20/34 (1) 4,117 4,087
Hyundai Auto Lease Securitization Trust
Series 2025-B, Class B
4.94%, 8/15/29 (1) 3,095 3,111
Hyundai Auto Lease Securitization Trust
Series 2026-A, Class B
4.16%, 5/15/30 (1) 1,800 1,785
Navistar Financial Dealer Note Master Owner Trust II
Series 2025-1, Class A
4.18%, 9/25/30 (1) 2,285 2,279
Octane Receivables Trust
Series 2023-1A, Class B
5.96%, 7/20/29 (1) 674 675

T. ROWE PRICE Ultra Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Octane Receivables Trust
Series 2023-3A, Class A2
6.44%, 3/20/29 (1) 137 137
Octane Receivables Trust
Series 2023-3A, Class B
6.48%, 7/20/29 (1) 5,610 5,641
Octane Receivables Trust
Series 2025-RVM1, Class A
4.48%, 12/20/46 (1) 5,744 5,718
Santander Bank Auto Credit-Linked Notes
Series 2023-B, Class B
5.64%, 12/15/33 (1) 273 276
Santander Bank Auto Credit-Linked Notes
Series 2025-A, Class B
4.484%, 1/16/34 (1) 930 927
Santander Drive Auto Receivables Trust
Series 2025-1, Class B
4.88%, 3/17/31  3,530 3,546
Santander Drive Auto Receivables Trust
Series 2025-4, Class B
4.27%, 1/15/32  2,765 2,754
SBNA Auto Lease Trust
Series 2024-A, Class A4
5.24%, 1/22/29 (1) 811 812
Securitized Term Auto Receivables Trust
Series 2025-A, Class B
5.038%, 7/25/31 (1) 1,720 1,734
Securitized Term Auto Receivables Trust
Series 2025-B, Class B
4.925%, 12/29/32 (1) 2,566 2,583
Securitized Term Auto Receivables Trust
Series 2026-A, Class B
4.284%, 3/25/33 (1) 9,667 9,623
SFS Auto Receivables Securitization Trust
Series 2024-1A, Class C
5.51%, 1/20/32 (1) 660 670
Stellantis Financial Underwritten Enhanced Lease Trust
Series 2025-AA, Class A2
4.63%, 7/20/27 (1) 970 971
Stellantis Financial Underwritten Enhanced Lease Trust
Series 2025-CA, Class B
4.25%, 12/20/29 (1) 3,725 3,689
Stellantis Financial Underwritten Enhanced Lease Trust
Series 2026-AA, Class A3
4.35%, 11/20/29 (1) 370 369

T. ROWE PRICE Ultra Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Stellantis Financial Underwritten Enhanced Lease Trust
Series 2026-AA, Class A4
4.41%, 4/22/30 (1) 2,705 2,698
Stellantis Financial Underwritten Enhanced Lease Trust
Series 2026-AA, Class B
4.61%, 4/22/30 (1) 7,995 7,976
U.S. Bank
Series 2023-1, Class B
6.789%, 8/25/32 (1) 626 630
Wheels Fleet Lease Funding
Series 2026-1A, Class A2A
4.30%, 4/18/39 (1) 3,915 3,914
Yamaha Motor Master Trust II
Series 2026-A, Class A1
4.43%, 4/15/31 (1) 4,670 4,647
267,904
Collateralized Debt Obligation  7.9%
522 Funding
Series 2019-5A, Class AR2, CLO, FRN
3M TSFR + 1.02%, 4.693%, 4/15/35 (1) 13,350 13,362
Bain Capital Credit
Series 2020-2A, Class AR3, CLO, FRN
3M TSFR + 0.98%, 4.655%, 7/19/34 (1) 6,035 6,034
Bain Capital Credit
Series 2020-5A, Class ARR, CLO, FRN
3M TSFR + 1.15%, 4.825%, 4/20/34 (1) 13,000 13,001
Bain Capital Credit
Series 2021-2A, Class A1R2, CLO, FRN
3M TSFR + 0.97%, 4.65%, 7/16/34 (1) 4,235 4,233
Bain Capital Credit
Series 2021-4A, Class A1RR, CLO, FRN
3M TSFR + 1.00%, 4.675%, 10/20/34 (1) 15,000 15,004
Battalion IX
Series 2015-9A, Class ARR, CLO, FRN
3M TSFR + 0.96%, 4.633%, 7/15/31 (1) 4,686 4,686
Battalion X
Series 2016-10A, Class A1R3, CLO, FRN
3M TSFR + 1.14%, 4.807%, 1/24/35 (1) 18,092 18,105
Battalion XIX
Series 2021-19A, Class AR, CLO, FRN
3M TSFR + 1.04%, 4.655%, 4/15/34 (1) 13,365 13,365
Battalion XV
Series 2020-15A, Class A1RR, CLO, FRN
3M TSFR + 0.98%, 4.66%, 1/17/33 (1) 6,535 6,534
Bethpage Park
Series 2021-1A, Class AR, CLO, FRN
3M TSFR + 1.06%, 4.696%, 10/15/36 (1) 6,250 6,257

T. ROWE PRICE Ultra Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
BlueMountain
Series 2016-3A, Class A1R2, CLO, FRN
3M TSFR + 1.20%, 4.851%, 11/15/30 (1) 521 521
Chenango Park
Series 2018-1A, Class A2R, CLO, FRN
3M TSFR + 1.45%, 5.123%, 4/15/30 (1) 347 347
CIFC Funding
Series 2022-3A, Class AR, CLO, FRN
3M TSFR + 0.95%, 4.622%, 4/21/35 (1) 6,500 6,500
Dryden
Series 2017-53A, Class AR, CLO, FRN
3M TSFR + 1.00%, 4.673%, 1/15/31 (1) 5,906 5,905
Dryden
Series 2019-80A, Class ARR, CLO, FRN
3M TSFR + 0.95%, 4.63%, 1/17/33 (1) 4,566 4,567
Fortress Credit BSL VII
Series 2019-1A, Class A1R, CLO, FRN
3M TSFR + 1.09%, 4.756%, 7/23/32 (1) 497 497
Fortress Credit BSL VIII
Series 2019-2A, Class A1AR, CLO, FRN
3M TSFR + 1.05%, 4.722%, 10/20/32 (1) 1,452 1,452
Jamestown XV
Series 2020-15A, Class A1R2, CLO, FRN
3M TSFR + 1.05%, 4.723%, 7/15/35 (1) 7,000 7,007
KKR
Series 18, Class A1R2, CLO, FRN
3M TSFR + 1.05%, 4.725%, 10/18/35 (1) 8,124 8,123
KKR
Series 40A, Class AR, CLO, FRN
3M TSFR + 1.30%, 4.975%, 10/20/34 (1) 13,265 13,266
KKR
Series 49A, Class X, CLO, FRN
3M TSFR + 1.10%, 4.775%, 10/20/37 (1) 1,388 1,388
LCM 39
Series 39A, Class A1R2, CLO, FRN
3M TSFR + 1.04%, 4.713%, 10/15/34 (1) 6,120 6,123
Madison Park Funding L
Series 2021-50A, Class AR, CLO, FRN
3M TSFR + 0.97%, 4.645%, 4/19/34 (1) 7,500 7,501
Madison Park Funding LII
Series 2021-52A, Class AR, CLO, FRN
3M TSFR + 1.10%, 4.764%, 1/22/35 (1) 6,000 6,005
Madison Park Funding XLII
Series 13A, Class AR2, CLO, FRN
3M TSFR + 0.92%, 4.586%, 11/21/30 (1) 2,396 2,396

T. ROWE PRICE Ultra Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Marble Point XV
Series 2019-1A, Class A1R2, CLO, FRN
3M TSFR + 1.04%, 4.706%, 7/23/32 (1) 4,088 4,089
Neuberger Berman Loan Advisers
Series 2022-50A, Class AR2, CLO, FRN
3M TSFR + 1.04%, 4.706%, 7/23/36 (1) 4,850 4,850
Northwoods Capital XIV-B
Series 2018-14BA, Class AR, CLO, FRN
3M TSFR + 1.25%, 4.894%, 11/13/31 (1) 9,006 9,007
OZLM XIX
Series 2017-19A, Class A1R3, CLO, FRN
3M TSFR + 1.00%, 4.673%, 1/15/35 (1) 9,810 9,809
OZLM XV
Series 2016-15A, Class A1R3, CLO, FRN
3M TSFR + 1.05%, 4.725%, 4/20/33 (1) 3,691 3,692
Post
Series 2021-1A, Class AR, CLO, FRN
3M TSFR + 1.08%, 4.753%, 10/15/34 (1) 3,520 3,520
RAD
Series 2023-21A, Class A1R, CLO, FRN
3M TSFR + 1.07%, 4.737%, 1/25/37 (1) 790 790
Romark II
Series 2018-2A, Class A1R, CLO, FRN
3M TSFR + 1.14%, 4.807%, 7/25/31 (1) 391 391
Symphony XVI
Series 2015-16A, Class ARR, CLO, FRN
3M TSFR + 1.20%, 4.873%, 10/15/31 (1) 342 342
Wellfleet
Series 2021-2A, Class A1R, CLO, FRN
3M TSFR + 1.15%, 4.823%, 7/15/34 (1) 11,640 11,641
Wind River
Series 2022-1AR, Class ARR, CLO, FRN
3M TSFR + 1.15%, 7/20/35 (1)(2) 10,805 10,805
231,115
Equip Lease Heavy Duty  2.2%
Amur Equipment Finance Receivables XV
Series 2025-1A, Class A2
4.70%, 9/22/31 (1) 3,970 3,991
Auxilior Term Funding
Series 2023-1A, Class A2
6.18%, 12/15/28 (1) 77 77
Blue Owl Asset Leasing Trust
Series 2024-1A, Class A2
5.05%, 3/15/29 (1) 929 930
Blue Owl Asset Leasing Trust
Series 2024-1A, Class B
5.41%, 3/15/30 (1) 940 947

T. ROWE PRICE Ultra Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Clarus Capital Funding
Series 2026-1A, Class A2
4.52%, 11/20/34 (1) 9,310 9,306
Crossroads Asset Trust
Series 2024-A, Class A2
5.90%, 8/20/30 (1) 1,090 1,098
Crossroads Asset Trust
Series 2025-A, Class A2
4.91%, 2/20/32 (1) 650 653
Dell Equipment Finance Trust
Series 2026-1A, Class C
4.80%, 12/22/31 (1) 780 778
Dext
Series 2025-2, Class A2
4.10%, 4/17/28 (1) 4,431 4,430
Dext
Series 2025-2, Class A3
4.23%, 4/15/36 (1) 1,280 1,276
Dext
Series 2025-2, Class B
4.66%, 4/15/36 (1) 3,912 3,891
GreatAmerica Leasing Receivables Funding
Series 2026-1, Class A2
4.47%, 1/16/29 (1) 3,945 3,951
Kubota Credit Owner Trust
Series 2024-2A, Class A2
5.45%, 4/15/27 (1) 6 6
Kubota Credit Owner Trust
Series 2024-2A, Class A3
5.26%, 11/15/28 (1) 2,900 2,925
M&T Equipment Notes
Series 2025-1A, Class A2
4.70%, 12/16/27 (1) 4,982 4,994
NMEF Funding
Series 2025-B, Class A2
4.64%, 1/18/33 (1) 1,279 1,282
PEAC Solutions Receivables
Series 2025-1A, Class A2
4.94%, 10/20/28 (1) 2,439 2,449
Post Road Equipment Finance
Series 2024-1A, Class A2
5.59%, 11/15/29 (1) 85 86
Post Road Equipment Finance
Series 2025-1A, Class A2
4.90%, 5/15/31 (1) 4,391 4,415

T. ROWE PRICE Ultra Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Post Road Equipment Finance
Series 2026-1A, Class A2
4.47%, 1/18/33 (1) 7,345 7,343
SCF Equipment Leasing
Series 2025-1A, Class A2
4.82%, 7/22/30 (1) 1,200 1,203
Verdant Receivables
Series 2024-1A, Class A2
5.68%, 12/12/31 (1) 401 407
Verdant Receivables
Series 2025-1A, Class A2
4.85%, 3/13/28 (1) 6,041 6,058
Wingspire Equipment Finance
Series 2025-1A, Class A2
4.33%, 9/20/33 (1) 1,175 1,175
63,671
Home Equity Loans Backed  0.1%
Citigroup Mortgage Loan Trust
Series 2020-EXP2, Class A3, CMO, ARM
2.50%, 8/25/50 (1) 4,218 3,697
Citigroup Mortgage Loan Trust
Series 2020-EXP2, Class A4, CMO, ARM
2.50%, 8/25/50 (1) 1,020 889
4,586
Other Asset-Backed Securities  2.0%
Affirm Asset Securitization Trust
Series 2025-X2, Class B
4.56%, 10/15/30 (1) 5,870 5,875
Affirm Asset Securitization Trust
Series 2026-X1, Class B
4.59%, 4/15/31 (1) 855 855
Affirm Master Trust
Series 2025-2A, Class A
4.67%, 7/15/33 (1) 8,465 8,499
Affirm Master Trust
Series 2025-3A, Class A
4.45%, 10/16/34 (1) 9,450 9,396
Affirm Master Trust
Series 2026-1A, Class A
4.37%, 2/15/34 (1) 3,505 3,486
HPEFS Equipment Trust
Series 2024-2A, Class B
5.35%, 10/20/31 (1) 1,880 1,891
Jack in the Box Funding
Series 2022-1A, Class A2I
3.445%, 2/26/52 (1) 3,773 3,672

T. ROWE PRICE Ultra Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Kubota Credit Owner Trust
Series 2023-2A, Class A3
5.28%, 1/18/28 (1) 1,184 1,189
M&T Equipment Notes
Series 2023-1A, Class A3
5.74%, 7/15/30 (1) 854 856
MVW
Series 2020-1A, Class A
1.74%, 10/20/37 (1) 18 18
MVW
Series 2021-1WA, Class A
1.14%, 1/22/41 (1) 914 889
Navient Private Education Refi Loan Trust
Series 2021-CA, Class A
1.06%, 10/15/69 (1) 6,340 5,760
Nelnet Student Loan Trust
Series 2021-DA, Class AFL, FRN
1M TSFR + 0.804%, 4.407%, 4/20/62 (1) 1,805 1,798
Octane Receivables Trust
Series 2024-3A, Class A2
4.94%, 5/20/30 (1) 2,585 2,595
Octane Receivables Trust
Series 2024-RVM1, Class A
5.01%, 1/22/46 (1) 2,248 2,264
SFS Auto Receivables Securitization Trust
Series 2024-1A, Class A3
4.95%, 5/21/29 (1) 2,400 2,409
Sierra Timeshare Receivables Funding
Series 2022-1A, Class C
3.94%, 10/20/38 (1) 206 205
Sierra Timeshare Receivables Funding
Series 2026-1A, Class A
4.56%, 12/22/42 (1) 1,686 1,675
Verdant Receivables
Series 2023-1A, Class A2
6.24%, 1/13/31 (1) 1,767 1,788
Verizon Master Trust
Series 2024-6, Class B
4.42%, 8/20/30  2,295 2,296
57,416
Student Loans  0.2%
Navient Private Education Refi Loan Trust
Series 2020-DA, Class A
1.69%, 5/15/69 (1) 241 230
Navient Private Education Refi Loan Trust
Series 2020-FA, Class A
1.22%, 7/15/69 (1) 990 935

T. ROWE PRICE Ultra Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Navient Private Education Refi Loan Trust
Series 2021-GA, Class A
1.58%, 4/15/70 (1) 6,577 5,905
SMB Private Education Loan Trust
Series 2019-A, Class A2A
3.44%, 7/15/36 (1) 366 363
7,433
Total Asset-Backed Securities
(Cost $634,010) 632,125
CORPORATE BONDS
 51.4%
Aerospace & Defense  1.4%
Boeing, 2.80%, 3/1/27  4,823 4,772
Booz Allen Hamilton, 3.875%, 9/1/28 (1) 14,896 14,587
Honeywell Aerospace, FRN, SOFRINDX + 0.63%, 4.267%,
3/16/29 (1) 14,000 13,971
Huntington Ingalls Industries, 3.483%, 12/1/27  7,250 7,145
40,475
Airlines  0.1%
Delta Air Lines, 4.95%, 7/10/28  2,965 2,981
2,981
Automotive  4.2%
American Honda Finance, Series A, 4.55%, 4/10/28  1,160 1,160
Daimler Truck Finance North America, 5.125%, 9/25/27 (1) 2,800 2,825
Ford Motor Credit, 2.70%, 8/10/26  9,650 9,615
Ford Motor Credit, 4.125%, 8/17/27  11,000 10,916
Ford Motor Credit, 5.85%, 5/17/27  3,000 3,028
General Motors Financial, 4.75%, 4/6/29  3,415 3,423
General Motors Financial, 5.00%, 7/15/27  12,500 12,583
General Motors Financial, FRN, SOFRINDX + 1.35%, 4.974%,
5/8/27  2,250 2,260
Hyundai Capital America, 2.375%, 10/15/27 (1) 1,500 1,458
Hyundai Capital America, 4.25%, 1/8/29 (1) 2,480 2,452
Hyundai Capital America, 4.60%, 4/6/28 (1)(3) 7,000 6,998
Hyundai Capital America, 4.875%, 6/23/27 (1)(3) 8,000 8,035
Hyundai Capital America, 6.50%, 1/16/29 (1) 2,550 2,659
LG Energy Solution, 5.375%, 7/2/27  8,785 8,850
Stellantis Finance U.S., 1.711%, 1/29/27 (1)(3) 5,855 5,740
Stellantis Financial Services U.S., 5.40%, 6/15/29 (1) 7,500 7,517
Stellantis Financial Services U.S., FRN, SOFR + 1.69%, 5.327%,
9/15/28 (1) 6,400 6,415
TML Holdings, 4.35%, 6/9/26  9,200 9,185
Volkswagen Group of America Finance, 4.35%, 6/8/27 (1)(3) 4,300 4,295

T. ROWE PRICE Ultra Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Volkswagen Group of America Finance, 4.60%, 6/8/29 (1) 7,000 6,947
Volkswagen Group of America Finance, 4.85%, 8/15/27 (1) 1,880 1,886
Volkswagen Group of America Finance, 4.95%, 8/15/29 (1) 2,189 2,194
Volkswagen Group of America Finance, 5.25%, 3/22/29 (1) 2,961 2,991
Volkswagen Group of America Finance, 6.20%, 11/16/28 (1) 750 773
124,205
Banking  13.3%
ABN AMRO Bank, VR, 6.339%, 9/18/27 (1)(4) 4,000 4,021
Banco Bilbao Vizcaya Argentaria, 4.15%, 3/3/29  4,200 4,146
Banco Santander, 4.60%, 4/15/29  13,800 13,753
Bank of America, Series L, 4.183%, 11/25/27  13,755 13,717
Bank of Ireland Group, VR, 2.029%, 9/30/27 (1)(4) 7,000 6,944
Banque Federative du Credit Mutuel, FRN, SOFRINDX + 1.07%,
4.696%, 2/16/28 (1) 6,200 6,236
Barclays, 4.836%, 5/9/28  9,000 9,015
Barclays, VR, 2.279%, 11/24/27 (4) 4,000 3,959
Barclays, VR, 4.837%, 9/10/28 (4) 8,250 8,277
Barclays, VR, 5.674%, 3/12/28 (4) 2,035 2,053
BNP Paribas, 4.625%, 3/13/27 (1) 9,471 9,477
BNP Paribas, VR, 2.159%, 9/15/29 (1)(4) 11,000 10,400
BPCE, 4.625%, 9/12/28 (1) 2,000 1,999
CaixaBank, VR, 6.684%, 9/13/27 (1)(4) 11,450 11,520
Capital One Financial, 3.75%, 7/28/26  9,575 9,568
Capital One Financial, VR, 4.927%, 5/10/28 (4) 8,500 8,534
Citigroup, 4.45%, 9/29/27  7,000 6,996
Citigroup, VR, 1.462%, 6/9/27 (4) 6,429 6,425
Cooperatieve Rabobank, 3.75%, 7/21/26  4,320 4,316
Credit Agricole, VR, 5.23%, 1/9/29 (1)(4) 14,910 15,061
Danske Bank, VR, 4.298%, 4/1/28 (1)(4) 8,528 8,520
Danske Bank, VR, 4.662%, 3/27/29 (1)(4) 9,000 9,002
Deutsche Bank, VR, 2.311%, 11/16/27 (4) 7,000 6,930
Deutsche Bank, VR, 2.552%, 1/7/28 (4) 3,500 3,460
Emirates NBD Bank, 4.195%, 1/13/29, Acquisition Date: 1/6/26,
Cost $6,610 (5) 6,610 6,528
Fifth Third Bancorp, VR, 4.055%, 4/25/28 (4) 8,038 8,011
Fifth Third Bancorp, VR, 6.339%, 7/27/29 (4) 7,500 7,762
Fifth Third Bancorp, VR, 6.361%, 10/27/28 (4) 1,810 1,855
Goldman Sachs Bank USA, VR, 4.656%, 6/3/29 (4) 15,000 15,023
Goldman Sachs Group, VR, 3.691%, 6/5/28 (4) 3,422 3,399
HSBC Holdings, VR, 2.013%, 9/22/28 (4) 15,000 14,523
HSBC Holdings, VR, 5.597%, 5/17/28 (4) 5,600 5,660
HSBC Holdings, VR, 5.887%, 8/14/27 (4) 750 752
Huntington Bancshares, VR, 4.443%, 8/4/28 (4) 1,217 1,216
Huntington National Bank, VR, 4.871%, 4/12/28 (4) 14,500 14,547

T. ROWE PRICE Ultra Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
ING Groep, VR, 6.083%, 9/11/27 (4) 4,730 4,750
Manufacturers & Traders Trust, VR, 4.762%, 7/6/28 (4) 3,980 3,987
Morgan Stanley, VR, 3.772%, 1/24/29 (4) 15,000 14,818
Morgan Stanley Bank, VR, 4.788%, 5/10/30 (3)(4) 1,855 1,860
Nationwide Building Society, 4.00%, 9/14/26 (1) 2,000 1,996
Nationwide Building Society, VR, 2.972%, 2/16/28 (1)(4) 4,881 4,829
NatWest Markets, 4.654%, 3/27/29 (1) 7,520 7,532
Santander U.K. Group Holdings, VR, 1.673%, 6/14/27 (4) 8,000 7,991
Santander U.K. Group Holdings, VR, 4.32%, 9/22/29 (4) 7,640 7,576
Societe Generale, 4.25%, 8/19/26 (1) 3,240 3,237
Societe Generale, VR, 5.249%, 5/22/29 (1)(4) 2,455 2,479
Societe Generale, VR, 5.519%, 1/19/28 (1)(4) 6,575 6,611
Standard Chartered, 4.30%, 2/19/27 (1) 8,013 7,994
Standard Chartered, VR, 2.608%, 1/12/28 (1)(4) 4,300 4,249
Standard Chartered, VR, 4.299%, 1/13/30 (1)(4) 7,530 7,441
Standard Chartered, VR, 5.688%, 5/14/28 (1)(3)(4) 1,205 1,218
Standard Chartered, VR, 6.187%, 7/6/27 (1)(4) 5,800 5,808
State Bank of India, 4.875%, 5/5/28  6,800 6,836
UBS Group, VR, 6.327%, 12/22/27 (1)(4) 5,700 5,757
Wells Fargo, VR, 3.584%, 5/22/28 (4) 6,400 6,351
Wells Fargo, VR, 5.574%, 7/25/29 (4) 6,500 6,626
Wells Fargo, VR, 5.707%, 4/22/28 (4) 6,480 6,553
390,104
Beverages  1.0%
Bacardi, 4.70%, 5/15/28 (1) 14,429 14,422
Keurig Dr Pepper, 3.95%, 4/15/29  1,500 1,472
Keurig Dr Pepper, 4.35%, 5/15/28  6,500 6,482
Keurig Dr Pepper, FRN, SOFR + 0.58%, 4.206%, 11/15/26  6,500 6,499
Pernod Ricard International Finance, 1.25%, 4/1/28 (1) 2,000 1,886
30,761
Building & Real Estate  0.5%
Emaar Sukuk, 3.635%, 9/15/26  9,561 9,539
Lennar, 4.75%, 11/29/27  5,000 5,011
14,550
Cable Operators  0.5%
Charter Communications Operating, 3.75%, 2/15/28  9,633 9,469
Charter Communications Operating, 4.20%, 3/15/28  3,000 2,968
Cox Communications, 3.35%, 9/15/26 (1) 1,000 996
13,433
Chemicals  0.7%
Celanese U.S. Holdings, 1.40%, 8/5/26  5,048 5,000
International Flavors & Fragrances, 1.832%, 10/15/27 (1) 4,923 4,751

T. ROWE PRICE Ultra Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
MEGlobal, 2.625%, 4/28/28  10,681 10,146
19,897
Consumer Products  0.4%
KT&G, 5.00%, 5/2/28  4,570 4,613
LG Electronics, 5.625%, 4/24/27 (1) 6,740 6,802
11,415
Drugs  0.3%
Viatris, 2.30%, 6/22/27  10,193 9,944
9,944
Energy  3.1%
Abu Dhabi National Energy, 4.375%, 6/22/26  8,900 8,900
Cheniere Energy, 4.625%, 10/15/28  12,439 12,424
Cheniere Energy Partners, 4.50%, 10/1/29  8,438 8,394
Colorado Interstate Gas, 4.15%, 8/15/26 (1) 1,114 1,113
Continental Resources, 2.268%, 11/15/26 (1) 13,582 13,454
Continental Resources, 4.375%, 1/15/28  2,300 2,287
Occidental Petroleum, 3.20%, 8/15/26  4,740 4,720
ONEOK, 4.25%, 9/24/27  2,017 2,013
ONEOK, 4.55%, 7/15/28  2,628 2,629
ONEOK, 5.625%, 1/15/28 (1) 6,752 6,835
SA Global Sukuk, 1.602%, 6/17/26  9,450 9,445
South Bow USA Infrastructure Holdings, 4.911%, 9/1/27  7,705 7,733
Targa Resources, 5.20%, 7/1/27  3,092 3,117
Targa Resources Partners, 5.00%, 1/15/28  8,202 8,203
91,267
Entertainment & Leisure  1.0%
Carnival, 4.00%, 8/1/28 (1) 16,000 15,696
Carnival, 7.875%, 6/1/27  3,033 3,112
Royal Caribbean Cruises, 5.375%, 7/15/27 (1) 8,077 8,103
Royal Caribbean Cruises, 5.50%, 4/1/28 (1) 3,700 3,741
30,652
Financial  1.8%
Ally Financial, VR, 5.737%, 5/15/29 (3)(4) 3,210 3,261
Global Payments, 4.45%, 6/1/28  4,000 3,973
Jackson Financial, 5.17%, 6/8/27 (3) 1,455 1,462
LPL Holdings, 4.00%, 3/15/29 (1) 5,000 4,873
LPL Holdings, 4.625%, 11/15/27 (1) 600 597
LPL Holdings, 4.90%, 4/3/28  2,345 2,353
LPL Holdings, 5.70%, 5/20/27  13,063 13,211
Lseg U.S. Fin, 4.25%, 3/23/29 (1) 9,355 9,279
Rocket Mortgage, 2.875%, 10/15/26 (1) 13,000 12,905
51,914

T. ROWE PRICE Ultra Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Food Processing  0.3%
Conagra Brands, 4.85%, 11/1/28  7,260 7,273
Maple Parent Holdings, 4.75%, 3/26/29 (1) 2,075 2,073
9,346
Food/Tobacco  0.6%
BAT Capital, 3.557%, 8/15/27  15,900 15,758
Imperial Brands Finance, 3.50%, 7/26/26 (1) 1,262 1,260
17,018
Gaming  0.2%
Gohl Capital, 4.25%, 1/24/27  5,040 5,024
5,024
Gas & Gas Transmission  0.6%
National Fuel Gas, 3.95%, 9/15/27  14,059 13,936
National Fuel Gas, 4.75%, 5/15/29  3,305 3,307
17,243
Health Care  5.7%
Augusta SpinCo, 4.321%, 9/23/27  10,000 9,988
Baxter International, 1.915%, 2/1/27  6,870 6,749
Baxter International, 2.272%, 12/1/28  6,497 6,106
Becton Dickinson & Company, 5.081%, 6/7/29  2,000 2,017
Centene, 2.45%, 7/15/28  11,500 10,910
Centene, 4.25%, 12/15/27  9,983 9,955
HCA, 5.625%, 9/1/28  15,000 15,276
HCA, 5.875%, 2/1/29  5,421 5,564
Humana, 5.75%, 12/1/28  9,500 9,742
Icon Investments Six, 5.809%, 5/8/27  14,074 14,187
IQVIA, 5.70%, 5/15/28  6,500 6,620
IQVIA, 6.25%, 2/1/29  7,000 7,245
Medline Borrower, 3.875%, 4/1/29 (1) 13,500 13,141
Medline Borrower, 6.25%, 4/1/29 (1) 6,073 6,233
PRA Health Sciences, 2.875%, 7/15/26 (1) 3,530 3,522
Solventum, 5.45%, 2/25/27  6,760 6,797
Teva Pharmaceutical Finance Netherlands III, 4.75%, 5/9/27  8,700 8,699
Teva Pharmaceutical Finance Netherlands III, 5.125%, 5/9/29 (3) 8,000 8,025
Utah Acquisition Sub, 3.95%, 6/15/26  15,400 15,392
166,168
Home Builders  0.2%
Amrize Finance U.S., 3.50%, 9/22/26  7,500 7,477
7,477
Information Technology  1.6%
Fiserv, 3.50%, 7/1/29  8,500 8,173
Fiserv, 5.375%, 8/21/28  12,750 12,917
Intel, 4.875%, 2/10/28  2,250 2,265

T. ROWE PRICE Ultra Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Leidos, 4.10%, 3/15/29  2,610 2,575
Mobility Global, 5.05%, 6/15/29 (1) 1,610 1,618
Salesforce, 4.50%, 3/15/28  7,100 7,111
Salesforce, 4.65%, 3/15/29  7,000 7,015
SK hynix, 4.25%, 9/11/28 (1) 5,250 5,229
46,903
Insurance  2.2%
Athene Global Funding, 4.95%, 1/7/27 (1) 5,750 5,763
Brown & Brown, 4.70%, 6/23/28  2,885 2,890
CNO Global Funding, 4.875%, 12/10/27 (1) 8,500 8,513
CNO Global Funding, 5.875%, 6/4/27 (1) 3,054 3,095
Equitable America Global Funding, 3.95%, 9/15/27 (1) 10,000 9,913
Equitable America Global Funding, 4.30%, 12/15/28 (1) 5,122 5,079
Equitable America Global Funding, FRN, SOFR + 0.71%, 4.347%,
9/15/27 (1) 1,830 1,829
Equitable Financial Life Global Funding, 1.40%, 8/27/27 (1) 1,290 1,241
Jackson National Life Global Funding, 5.55%, 7/2/27 (1) 7,590 7,677
Voya Financial, 3.65%, 6/15/26  17,754 17,739
63,739
Investment Dealers  0.1%
Bank of America, 6.22%, 9/15/26  4,500 4,524
4,524
Manufacturing  0.7%
CNH Industrial Capital, 4.75%, 3/21/28  3,000 3,010
Fortive, 3.15%, 6/15/26  1,340 1,339
Regal Rexnord, 6.05%, 4/15/28  16,695 17,081
21,430
Media & Communications  0.2%
Prosus, 3.257%, 1/19/27  6,985 6,931
6,931
Metals & Mining  1.3%
ABJA Investment, 5.45%, 1/24/28  7,180 7,253
Anglo American Capital, 4.00%, 9/11/27 (1) 4,939 4,898
Corp. Nacional del Cobre de Chile, 3.625%, 8/1/27  9,740 9,639
Freeport Indonesia, 4.763%, 4/14/27  7,100 7,111
Freeport-McMoRan, 4.375%, 8/1/28  5,600 5,568
Freeport-McMoRan, 5.00%, 9/1/27  883 883
Freeport-McMoRan, 5.25%, 9/1/29  4,321 4,361
39,713
Oil Field Service  0.2%
Thaioil Treasury Center, 4.625%, 11/20/28  7,610 7,561
7,561

T. ROWE PRICE Ultra Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Other Telecommunications  0.2%
KT, 4.375%, 1/3/29 (1) 5,260 5,245
5,245
Petroleum  0.1%
KazMunayGas National, 4.75%, 4/19/27  3,587 3,593
3,593
Pharmaceuticals  0.5%
Bayer U.S. Finance, 6.125%, 11/21/26 (1) 4,227 4,252
Bayer U.S. Finance II, 4.375%, 12/15/28 (1) 9,500 9,413
13,665
Real Estate Investment Trust Securities  1.1%
American Homes 4 Rent, 4.25%, 2/15/28  12,723 12,649
American Homes 4 Rent, 4.90%, 2/15/29  900 905
CubeSmart, 3.125%, 9/1/26  946 943
CubeSmart, 4.375%, 2/15/29  1,968 1,956
Healthcare Realty Holdings, 3.625%, 1/15/28  3,745 3,681
Healthcare Realty Holdings, 3.75%, 7/1/27  1,500 1,489
Healthpeak Properties, 3.25%, 7/15/26  8,500 8,487
Invitation Homes Operating Partnership, 2.30%, 11/15/28  2,550 2,416
32,526
Retail  1.0%
CVS Health, 1.30%, 8/21/27  14,109 13,593
CVS Health, 2.875%, 6/1/26  8,120 8,120
CVS Health, 4.30%, 3/25/28  5,450 5,433
Tapestry, 4.125%, 7/15/27  1,077 1,073
28,219
Services  2.2%
Fidelity National Information Services, 3.75%, 5/21/29  4,015 3,901
Fidelity National Information Services, 4.45%, 3/10/28  4,235 4,223
Fidelity National Information Services, 4.55%, 3/10/29  3,280 3,262
Fidelity National Information Services, FRN, SOFR + 1.21%,
4.849%, 3/10/29  14,000 14,034
Gartner, 4.50%, 7/1/28 (1) 14,430 14,231
Global Payments, 4.50%, 11/15/28  14,500 14,381
Global Payments, 4.95%, 8/15/27  3,000 3,011
MSCI, 4.00%, 11/15/29 (1) 7,000 6,788
63,831
Transportation  0.5%
Element Fleet Management, 4.80%, 5/29/29 (1) 3,260 3,267
Penske Truck Leasing, 1.70%, 6/15/26 (1) 4,239 4,232
Penske Truck Leasing, 4.40%, 7/1/27 (1) 6,000 5,988
13,487

T. ROWE PRICE Ultra Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Transportation (Excluding Railroads)  0.3%
DP World Crescent, 4.848%, 9/26/28  7,640 7,586
7,586
Transportation Services  0.2%
ERAC USA Finance, 4.50%, 10/30/29 (1) 7,000 6,975
6,975
Utilities  1.8%
ENEL Finance International, 2.125%, 7/12/28 (1) 12,500 11,902
ENEL Finance International, 4.125%, 9/30/28 (1) 6,000 5,937
Pacific Gas & Electric, 3.30%, 12/1/27  10,430 10,242
Pacific Gas & Electric, 5.45%, 6/15/27  7,690 7,768
Southern California Edison, 4.875%, 2/1/27  5,000 5,009
Southern California Edison, 4.90%, 6/1/26  3,000 3,000
Southern California Edison, 5.15%, 6/1/29  5,130 5,180
Vistra Operations, 4.55%, 10/30/28 (1) 2,870 2,857
51,895
Wireless Communications  1.3%
Crown Castle, 3.65%, 9/1/27  13,128 13,005
Crown Castle, 3.80%, 2/15/28  4,850 4,792
Rogers Communications, 3.20%, 3/15/27  13,000 12,883
Rogers Communications, 5.00%, 2/15/29  4,425 4,460
SBA Tower Trust, 1.631%, 11/15/26 (1) 2,850 2,814
37,954
Total Corporate Bonds
(Cost $1,509,721) 1,509,651
FOREIGN GOVERNMENT OBLIGATIONS &
MUNICIPALITIES
 0.7%
Foreign Government & Municipalities (Excluding
Canadian)  0.7%
Government of Japan Treasury Bills, Series 1380, 0.854%, 8/10/26
(JPY)  2,230,000 13,979
Kingdom of Saudi Arabia, 5.125%, 1/13/28 (1) 5,290 5,343
Total Foreign Government Obligations & Municipalities
(Cost $19,388) 19,322
NON-U.S. GOVERNMENT MORTGAGE-BACKED
SECURITIES
 9.5%
Commercial Mortgage-Backed Securities  1.0%
BX Trust
Series 2025-VOLT, Class A, ARM
1M TSFR + 1.70%, 5.327%, 12/15/44 (1) 12,255 12,263

T. ROWE PRICE Ultra Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
FREMF Mortgage Trust
Series 2017-K61, Class B, ARM
3.696%, 12/25/49 (1) 3,320 3,298
FREMF Mortgage Trust
Series 2017-K65, Class B, ARM
4.084%, 7/25/50 (1) 1,325 1,317
FREMF Mortgage Trust
Series 2017-K66, Class B, ARM
4.032%, 7/25/27 (1) 2,125 2,108
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2016-NINE, Class A, ARM
2.854%, 9/6/38 (1) 1,535 1,528
SDR Commercial Mortgage Trust
Series 2024-DSNY, Class A, ARM
1M TSFR + 1.392%, 5.019%, 5/15/39 (1) 6,665 6,673
TX Trust
Series 2024-HOU, Class A, ARM
1M TSFR + 1.591%, 5.218%, 6/15/39 (1) 2,440 2,438
29,625
Whole Loans Backed  8.5%
Angel Oak Mortgage Trust
Series 2019-5, Class A1, CMO, ARM
2.593%, 10/25/49 (1) 162 161
BINOM Securitization Trust
Series 2021-INV1, Class A1, CMO, ARM
2.034%, 6/25/56 (1) 6,214 5,695
BRAVO Residential Funding Trust
Series 2026-NQM4, Class A1, CMO, ARM
5.183%, 3/25/66 (1) 1,903 1,900
COLT Mortgage Loan Trust
Series 2025-8, Class A1, CMO, STEP
5.48%, 8/25/70 (1) 4,956 4,975
Connecticut Avenue Securities Trust
Series 2023-R05, Class 1M1, CMO, ARM
SOFR30A + 1.90%, 5.512%, 6/25/43 (1) 1,962 1,973
Connecticut Avenue Securities Trust
Series 2024-R02, Class 1M1, CMO, ARM
SOFR30A + 1.10%, 4.712%, 2/25/44 (1) 609 609
Connecticut Avenue Securities Trust
Series 2025-R04, Class 1A1, CMO, ARM
SOFR30A + 1.00%, 4.612%, 5/25/45 (1) 2,901 2,906
Connecticut Avenue Securities Trust
Series 2025-R06, Class 1M1, CMO, ARM
SOFR30A + 0.95%, 4.562%, 9/25/45 (1) 2,497 2,495
Connecticut Avenue Securities Trust
Series 2026-R01, Class 2A1, CMO, ARM
SOFR30A + 0.85%, 4.462%, 1/25/46 (1) 5,021 5,017

T. ROWE PRICE Ultra Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Connecticut Avenue Securities Trust
Series 2026-R03, Class 2M1, CMO, ARM
SOFR30A + 1.25%, 4.862%, 4/25/46 (1) 10,745 10,751
Cross
Series 2026-NQM6, Class A1, CMO, ARM
5.268%, 5/25/71 (1) 6,950 6,943
Cross Mortgage Trust
Series 2025-H7, Class A1, CMO, ARM
4.934%, 9/25/70 (1) 10,637 10,572
Cross Mortgage Trust
Series 2026-NQM3, Class A1, CMO, ARM
5.125%, 3/25/71 (1) 860 857
Deephaven Residential Mortgage Trust
Series 2021-1, Class A1, CMO, ARM
0.715%, 5/25/65 (1) 1,357 1,331
Deephaven Residential Mortgage Trust
Series 2026-INV2, Class A1, CMO, ARM
5.483%, 2/25/71 (1) 2,039 2,043
EFMT
Series 2024-INV2, Class A1, CMO, STEP
5.035%, 10/25/69 (1) 3,036 3,026
EFMT
Series 2025-INV2, Class A1, CMO, STEP
5.387%, 5/26/70 (1) 2,206 2,211
EFMT
Series 2025-INV4, Class A1F, CMO, ARM
SOFR30A + 1.20%, 4.808%, 10/25/70 (1) 5,671 5,682
EFMT
Series 2025-NQM5, Class A1, CMO, ARM
5.033%, 11/25/70 (1) 2,079 2,069
EFMT
Series 2025-NQM6, Class A1, CMO, ARM
5.001%, 12/25/70 (1) 2,251 2,237
EFMT
Series 2026-NQM4, Class A1, CMO, ARM
5.466%, 4/25/71 (1) 1,138 1,141
EFMT
Series 2026-NQM5, Class A1, CMO, ARM
5.558%, 6/25/71 (1) 3,625 3,631
Galton Funding Mortgage Trust
Series 2019-2, Class A21, CMO, ARM
4.00%, 6/25/59 (1) 149 139
Galton Funding Mortgage Trust
Series 2020-H1, Class A2, CMO, ARM
2.413%, 1/25/60 (1) 2,110 2,011

T. ROWE PRICE Ultra Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
HOMES Trust
Series 2024-AFC1, Class A1, CMO, STEP
5.224%, 8/25/59 (1) 7,163 7,168
HOMES Trust
Series 2025-NQM4, Class A1, CMO, ARM
5.22%, 8/25/70 (1) 2,007 2,003
HOMES Trust
Series 2026-NQM3, Class A1, CMO, ARM
5.262%, 4/27/71 (1) 6,673 6,659
Imperial Fund Mortgage Trust
Series 2021-NQM2, Class A1, CMO, ARM
1.073%, 9/25/56 (1) 5,902 4,981
JPMorgan Mortgage Trust
Series 2025-DSC2, Class A1, CMO, ARM
5.195%, 10/25/65 (1) 2,117 2,113
MFA Trust
Series 2020-NQM3, Class A2, CMO, ARM
1.324%, 1/26/65 (1) 416 401
MFA Trust
Series 2023-NQM3, Class A1, CMO, STEP
6.617%, 7/25/68 (1) 1,352 1,352
MFA Trust
Series 2023-NQM4, Class A1, CMO, STEP
6.105%, 12/25/68 (1) 4,505 4,518
Morgan Stanley Residential Mortgage Loan Trust
Series 2025-DSC2, Class A1, CMO, ARM
5.443%, 7/25/70 (1) 985 986
Morgan Stanley Residential Mortgage Loan Trust
Series 2026-NQM4, Class A1, CMO, ARM
5.075%, 3/25/71 (1) 3,801 3,783
NLT Trust
Series 2021-INV2, Class A1, CMO, ARM
1.162%, 8/25/56 (1) 11,606 10,152
NRZT
Series 2025-NQM6, Class A1, CMO, ARM
5.085%, 10/25/65 (1) 5,645 5,619
NYMT Loan Trust
Series 2025-INV1, Class A1, CMO, STEP
5.402%, 4/25/60 (1) 1,143 1,143
OBX Trust
Series 2019-EXP3, Class 2A1, CMO, ARM
1M TSFR + 1.014%, 4.599%, 10/25/59 (1) 19 19
OBX Trust
Series 2020-EXP3, Class 1A8, CMO, ARM
3.00%, 1/25/60 (1) 2,593 2,266

T. ROWE PRICE Ultra Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
OBX Trust
Series 2020-INV1, Class A11, CMO, ARM
1M TSFR + 1.014%, 4.669%, 12/25/49 (1) 383 375
OBX Trust
Series 2025-NQM13, Class A1, CMO, ARM
5.441%, 5/25/65 (1) 6,277 6,296
OBX Trust
Series 2025-NQM14, Class A1F, CMO, ARM
SOFR30A + 1.20%, 4.812%, 7/25/65 (1) 2,970 2,975
OBX Trust
Series 2025-NQM15, Class A1, CMO, ARM
5.143%, 7/27/65 (1) 4,033 4,027
Progress Residential Trust
Series 2021-SFR6, Class A
1.524%, 7/17/38 (1) 4,337 4,319
Progress Residential Trust
Series 2021-SFR8, Class A
1.51%, 10/17/38 (1) 2,288 2,264
Sequoia Mortgage Trust
Series 2018-CH1, Class A1, CMO, ARM
4.00%, 3/25/48 (1) 123 114
Spruce Hill Mortgage Loan Trust
Series 2022-SH1, Class A1A, CMO, STEP
4.10%, 7/25/57 (1) 8,490 8,377
Starwood Mortgage Residential Trust
Series 2020-INV1, Class A1, CMO, ARM
1.027%, 11/25/55 (1) 922 895
Starwood Mortgage Residential Trust
Series 2021-2, Class A1, CMO, ARM
0.943%, 5/25/65 (1) 748 716
Structured Agency Credit Risk Debt Notes
Series 2021-HQA3, Class M2, CMO, ARM
SOFR30A + 2.10%, 5.712%, 9/25/41 (1) 11,000 11,031
Structured Agency Credit Risk Debt Notes
Series 2022-DNA2, Class M1A, CMO, ARM
SOFR30A + 1.30%, 4.912%, 2/25/42 (1) 440 440
Structured Agency Credit Risk Debt Notes
Series 2022-DNA5, Class M1A, CMO, ARM
SOFR30A + 2.95%, 6.562%, 6/25/42 (1) 2,187 2,213
Structured Agency Credit Risk Debt Notes
Series 2023-HQA3, Class A1, CMO, ARM
SOFR30A + 1.85%, 5.462%, 11/25/43 (1) 1,991 2,003
Structured Agency Credit Risk Debt Notes
Series 2024-DNA2, Class A1, CMO, ARM
SOFR30A + 1.25%, 4.862%, 5/25/44 (1) 9,843 9,876

T. ROWE PRICE Ultra Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Structured Agency Credit Risk Debt Notes
Series 2024-DNA3, Class A1, CMO, ARM
SOFR30A + 1.05%, 4.662%, 10/25/44 (1) 2,464 2,468
Structured Agency Credit Risk Debt Notes
Series 2024-HQA1, Class A1, CMO, ARM
SOFR30A + 1.25%, 4.862%, 3/25/44 (1) 6,190 6,211
Structured Agency Credit Risk Debt Notes
Series 2025-DNA1, Class A1, CMO, ARM
SOFR30A + 0.95%, 4.562%, 1/25/45 (1) 663 663
Structured Agency Credit Risk Debt Notes
Series 2025-DNA2, Class A1, CMO, ARM
SOFR30A + 1.10%, 4.712%, 5/25/45 (1) 1,892 1,899
Structured Agency Credit Risk Debt Notes
Series 2025-DNA3, Class A1, CMO, ARM
SOFR30A + 0.95%, 4.562%, 9/25/45 (1) 3,045 3,048
Structured Agency Credit Risk Debt Notes
Series 2025-DNA4, Class A1, CMO, ARM
SOFR30A + 0.90%, 4.512%, 10/25/45 (1) 3,595 3,598
Structured Agency Credit Risk Debt Notes
Series 2026-DNA1, Class A1, CMO, ARM
SOFR30A + 0.85%, 4.462%, 2/25/46 (1) 5,050 5,047
Structured Agency Credit Risk Debt Notes
Series 2026-DNA1, Class M1, CMO, ARM
SOFR30A + 1.00%, 4.612%, 2/25/46 (1) 2,332 2,330
Structured Agency Credit Risk Debt Notes
Series 2026-HQA1, Class A1, CMO, ARM
SOFR30A + 1.00%, 4.643%, 5/25/46 (1) 3,080 3,083
Towd Point Mortgage Trust
Series 2017-4, Class A1, CMO, ARM
2.75%, 6/25/57 (1) 48 48
Towd Point Mortgage Trust
Series 2024-CES3, Class A1, ARM
6.29%, 5/25/64 (1) 10,944 11,031
Verus Securitization Trust
Series 2021-1, Class A1, CMO, ARM
0.815%, 1/25/66 (1) 3,115 2,833
Verus Securitization Trust
Series 2021-2, Class A1, CMO, ARM
1.031%, 2/25/66 (1) 2,579 2,331
Verus Securitization Trust
Series 2021-R1, Class A1, CMO, ARM
0.82%, 10/25/63 (1) 449 437
Verus Securitization Trust
Series 2021-R3, Class A1, CMO, ARM
1.02%, 4/25/64 (1) 2,999 2,893

T. ROWE PRICE Ultra Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Verus Securitization Trust
Series 2023-8, Class A1, CMO, STEP
6.259%, 12/25/68 (1) 1,025 1,029
Verus Securitization Trust
Series 2023-INV3, Class A1, CMO, ARM
6.876%, 11/25/68 (1) 2,413 2,428
Verus Securitization Trust
Series 2024-1, Class A1, CMO, STEP
5.712%, 1/25/69 (1) 4,248 4,256
Verus Securitization Trust
Series 2024-INV1, Class A1, CMO, STEP
6.116%, 3/25/69 (1) 1,582 1,592
Verus Securitization Trust
Series 2025-7, Class A1B, CMO, STEP
5.129%, 8/25/70 (1) 2,186 2,182
Vista Point Securitization Trust
Series 2020-2, Class A1, CMO, ARM
1.475%, 4/25/65 (1) 681 666
249,532
Total Non-U.S. Government Mortgage-Backed Securities
(Cost $283,307) 279,157
U.S. GOVERNMENT & AGENCY MORTGAGE-BACKED
SECURITIES
 3.2%
U.S. Government Agency Obligations  3.2%
Federal Home Loan Mortgage, CMO, 4.00%, 4/25/27  13,617 13,574
Federal Home Loan Mortgage, CMO, ARM, SOFR30A + 0.464%,
4.107%, 2/15/45  127 126
Federal Home Loan Mortgage, UMBS
6.00%, 10/1/54 - 8/1/55  17,830 18,302
6.50%, 1/1/55  3,813 3,977
Federal National Mortgage Assn., CMO, ARM, SOFR30A +
0.514%, 4.127%, 1/25/45  101 100
Federal National Mortgage Assn., UMBS
5.50%, 2/1/53 - 7/1/53  49,929 50,497
6.00%, 10/1/54  7,436 7,600
Total U.S. Government & Agency Mortgage-Backed Securities
(Cost $94,229) 94,176
U.S. GOVERNMENT AGENCY OBLIGATIONS (EXCLUDING
MORTGAGE-BACKED)
 4.3%
U.S. Treasury Obligations  4.3%
U.S. Treasury Notes, 3.375%, 11/30/27  15,680 15,546

T. ROWE PRICE Ultra Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
U.S. Treasury Notes, 3.375%, 2/29/28 (6) 46,395 45,920
U.S. Treasury Notes, 3.50%, 10/31/27  26,500 26,331
U.S. Treasury Notes, 4.125%, 10/31/26  11,800 11,814
U.S. Treasury Notes, 4.125%, 2/28/27 (6) 12,025 12,050
U.S. Treasury Notes, 4.25%, 12/31/26  8,285 8,305
U.S. Treasury Notes, 4.375%, 7/31/26  5,575 5,581
Total U.S. Government Agency Obligations (Excluding
Mortgage-Backed)
(Cost $126,013) 125,547
SHORT-TERM INVESTMENTS
 9.8%
Commercial Paper  8.8%
4(2)  8.8%(7)
Bacardi Martini, 4.274%, 6/11/26  13,000 12,980
Bacardi Martini BV, 4.343%, 6/30/26  4,000 3,985
Bacardi Martini BV, 4.349%, 6/26/26  4,000 3,987
Columbia Pipelines Holding, 4.162%, 6/8/26  15,000 14,984
Fortune Brands Innovations, 4.07%, 6/2/26  11,700 11,695
Global Payments, 4.223%, 6/5/26  6,000 5,995
Global Payments, 6.182%, 6/1/26  2,500 2,499
Harley Davidson, 4.428%, 6/1/26  10,000 9,997
Harley Davidson, 4.456%, 6/22/26  8,500 8,476
Harley Davidson, 4.541%, 8/10/26  10,000 9,913
Harley-Davidson Financial Services, 4.411%, 6/18/26  5,000 4,989
HCA, 4.251%, 7/13/26  4,000 3,978
HCA, 4.339%, 8/10/26  8,000 7,928
International Flavors & Fragrances, 4.263%, 6/23/26  9,400 9,374
International Flavors & Fragrances, 4.48%, 6/18/26  13,980 13,949
Keurig Dr Pepper, 4.365%, 6/17/26  5,000 4,989
Keurig Dr Pepper, 4.481%, 7/8/26  6,800 6,767
ONEOK, 4.116%, 6/23/26  10,000 9,972
Phillips 66, 4.234%, 6/2/26  4,350 4,348
Phillips 66, 4.236%, 6/3/26  10,000 9,994
Phillips 66, 4.378%, 6/1/26  11,257 11,253
Rogers Communications, 4.258%, 7/9/26  9,000 8,958
Southern California Edison, 4.425%, 6/26/26  14,000 13,955
Southern California Edison, 4.517%, 6/24/26  3,000 2,991
Stellantis Financial Services, 4.452%, 6/8/26  3,000 2,996
Stellantis Financial Services, 4.519%, 7/17/26  6,000 5,963
Videotron, 4.416%, 6/4/26  11,000 10,992
Videotron, 4.416%, 6/18/26  15,000 14,963
Western Midstream Operating, 4.24%, 6/2/26  19,000 18,991

T. ROWE PRICE Ultra Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Western Midstream Operating, 4.416%, 6/11/26  7,000 6,989
Total Commercial Paper 258,850
a a a
Money Market Funds  0.0%
T. Rowe Price Government Reserve Fund, 3.67% (8)(9) 3 3
Total Money Market Funds 3
a a a
U.S. Treasury Obligations  1.0%
U.S. Treasury Bills, 3.656%, 6/25/26  13,855 13,821
U.S. Treasury Bills, 3.672%, 9/24/26  13,855 13,695
Total U.S. Treasury Obligations 27,516
Total Short-Term Investments
(Cost $286,451) 286,369
SECURITIES LENDING COLLATERAL
 0.2%
INVESTMENTS IN A POOLED ACCOUNT THROUGH SECURITIES LENDING
PROGRAM WITH STATE STREET BANK AND TRUST COMPANY 0.2%
Money Market Funds 0.2%
T. Rowe Price Treasury Reserve Fund, 3.67% (8)(9) 5,704 5,704
Total Investments in a Pooled Account through Securities Lending Program with State Street Bank and Trust Company 5,704
Total Securities Lending Collateral
(Cost $5,704) 5,704
(Amounts in 000s, except for contracts)
OPTIONS PURCHASED 0.0%
Exchange-Traded Options Purchased
0 .0%
Description Contracts
Notional
Amount $ Value
U.S. Treasury 2-Year Notes Futures, Call, 7/24/26 @
$104.63 (10) 2,000 413,125 62
Total Exchange-Traded Options Purchased (Cost $122) 62

T. ROWE PRICE Ultra Short-Term Bond Fund

(Amounts in 000s, except for contracts)
OTC Options Purchased
0 .0%
Counterparty Description Contracts
Notional
Amount $ Value
Bank of America
Credit Default Swap
Protection Bought (Relevant
Credit: Markit CDX.
NA.IG-S46, 5 Year Index,
6/20/31), Pay 1.00%
Quarterly, Receive upon
credit default, 7/15/26 @
0.65%* (10) 1 275,000 81
Barclays Bank
Credit Default Swap
Protection Bought (Relevant
Credit: Markit CDX.
NA.IG-S46, 5 Year Index,
6/20/31), Pay 1.00%
Quarterly, Receive upon
credit default, 6/17/26 @
0.55%* (10) 1 100,000 24
Total OTC Options Purchased (Cost $473) 105
Total Options Purchased (Cost $595) 167
Total Investments in Securities
100.6% of Net Assets
(Cost $2,959,418) $ 2,952,218
‡ Par/Shares and Notional Amount are denominated in U.S. dollars unless otherwise noted.
* Exercise Spread
(1) Security was purchased pursuant to Rule 144A under the Securities Act of
1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $1,314,592 and represents 44.8% of net assets.
(2) All or a portion of this loan is unsettled as of May 31, 2026. The interest rate for unsettled loans will be determined upon settlement after period end.
(3) See Note 4. All or a portion of this security is on loan at May 31, 2026.
(4) Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Reference rate and spread are provided if the rate is currently floating.

T. ROWE PRICE Ultra Short-Term Bond Fund

.
.
.
.
.
.
.
.
.
.
(5) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security").
Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund may have registration rights for certain restricted securities. Any costs related to such registration are generally borne by the issuer. The aggregate value of restricted securities (excluding
144A holdings) at period end amounts to $6,528 and represents 0.2% of net assets.
(6) At May 31, 2026, all or a portion of this security is pledged as collateral and/
or margin deposit to cover future funding obligations.
(7) Commercial paper exempt from registration under Section 4(2) of the
Securities Act of 1933 and may be resold in transactions exempt from registration only to dealers in that program or other "accredited investors".
Total value of such securities at period-end amounts to $258,850 and represents 8.8% of net assets.
(8) Seven-day yield
(9) Affiliated Companies
(10) Non-income producing

T. ROWE PRICE Ultra Short-Term Bond Fund

1M TSFR One month term SOFR (Secured overnight financing rate)
3M TSFR Three month term SOFR (Secured overnight financing rate)
ARM Adjustable Rate Mortgage (ARM); rate shown is effective rate at period-end.
The rates for certain ARMs are not based on a published reference rate and spread but may be determined using a formula based on the rates of the underlying loans.
CLO Collateralized Loan Obligation
CMO Collateralized Mortgage Obligation
FRN Floating Rate Note
JPY Japanese Yen
OTC Over-the-counter
SOFR Secured overnight financing rate
SOFRINDX SOFR (Secured overnight financing rate) Index
SOFR30A 30-day Average SOFR (Secured overnight financing rate)
STEP Stepped coupon bond for which the coupon rate of interest adjusts on specified date(s); rate shown is effective rate at period-end.
UMBS Uniform Mortgage-Backed Securities
USD U.S. Dollar
VR Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.

T. ROWE PRICE Ultra Short-Term Bond Fund

(Amounts in 000s, except for contracts)
OPTIONS WRITTEN
 (0.0)%
OTC Options Written (0.0)%
Counterparty Description Contracts
Notional
Amount $ Value
Bank of America
Credit Default Swap
Protection Bought
(Relevant Credit: Markit
CDX.NA.IG-S46, 5 Year
Index, 6/20/31), Pay 1.00%
Quarterly, Receive upon
credit default, 7/15/26 @
0.75%* 1 275,000 (47)
Barclays Bank
Credit Default Swap
Protection Bought
(Relevant Credit: Markit
CDX.NA.IG-S46, 5 Year
Index, 6/20/31), Pay 1.00%
Quarterly, Receive upon
credit default, 6/17/26 @
0.63%* 1 100,000 (7)
Total Options Written (Premiums $(257)) $ (54)

T. ROWE PRICE Ultra Short-Term Bond Fund

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
Morgan Stanley 8/10/26 USD 14,238 JPY 2,230,000 $ 153
Net unrealized gain (loss) on open forward
currency exchange contracts $ 153

T. ROWE PRICE Ultra Short-Term Bond Fund

FUTURES CONTRACTS
($000s)
Expiration
Date
Notional
Amount
Value and
Unrealized
Gain (Loss)
Long, 495 Three Month SOFR Futures contracts 9/26 119,215 $ (174)
Short, 55 U.S. Treasury Long Bond contracts 9/26 (6,172) (83)
Short, 1,060 U.S. Treasury Notes five year
contracts 9/26 (113,644) (569)
Short, 169 U.S. Treasury Notes ten year contracts 9/26 (18,561) (140)
Short, 1,815 U.S. Treasury Notes two year
contracts 9/26 (374,911) (730)
Short, 13 Ultra U.S. Treasury Bonds contracts 9/26 (1,487) (21)
Short, 116 Ultra U.S. Treasury Notes ten year
contracts 9/26 (13,001) (123)
Net payments (receipts) of variation margin to date 1,745
Variation margin receivable (payable) on open futures contracts $ (95)

T. ROWE PRICE Ultra Short-Term Bond Fund

The accompanying notes are an integral part of these financial statements.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the year ended May 31, 2026. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund,
3.67% $ — $ — $ 3 ++
T. Rowe Price Treasury Reserve Fund, 3.67% — — — ++
Totals $ — # $ — $ 3 +
Supplementary Investment Schedule
Affiliate
Value
5/31/25
Purchase
Cost
Sales
Cost
Value
5/31/26
T. Rowe Price Government
Reserve Fund, 3.67% $ 1,706 ¤ ¤ $ 3
T. Rowe Price Treasury
Reserve Fund, 3.67% — ¤ ¤ 5,704
Total $ 5,707 ^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees as described in Note 4.
+ Investment income comprised $3 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $5,707.

T. ROWE PRICE Ultra Short-Term Bond Fund
May 31, 2026
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
Assets
Investments in securities, at value (cost $2,959,418) $ 2,952,218
Interest receivable 20,251
Receivable for investment securities sold 8,981
Receivable for shares sold 4,703
Unrealized gain on forward currency exchange contracts 153
Cash 52
Foreign currency (cost $9) 10
Other assets 83
Total assets 2,986,451
Liabilities
Payable for investment securities purchased 37,833
Payable for shares redeemed 6,956
Obligation to return securities lending collateral 5,704
Investment management fees payable 390
Variation margin payable on futures contracts 95
Options written (premiums $257) 54
Due to affiliates 24
Payable to directors 1
Other liabilities 654
Total liabilities 51,711
Commitments and Contingent Liabilities (note 6)
NET ASSETS $ 2,934,740

T. ROWE PRICE Ultra Short-Term Bond Fund
May 31, 2026
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
The accompanying notes are an integral part of these financial statements.
Net Assets Consist of:
Total distributable earnings (loss) $ (42,368)
Paid-in capital applicable to 577,613,756 shares of $0.01 par value capital stock outstanding; 6,000,000,000 shares of the
Corporation authorized 2,977,108
NET ASSETS $ 2,934,740
NET ASSET VALUE PER SHARE
Investor Class
(Net assets: $1,706,800; Shares outstanding:
336,109,880) $ 5.08
I Class
(Net assets: $1,227,840; Shares outstanding:
241,484,268) $ 5.08
Z Class
(Net assets: $100; Shares outstanding: 19,608) $ 5.08

T. ROWE PRICE Ultra Short-Term Bond Fund
Statement of Operations

($000s)
Year
Ended
5/31/26
Investment Income (Loss)
Income
.
  Interest $ 126,573
Securities lending 17
Dividend 3
Other 28
Total income 126,621
Expenses
Investment management 4,234
Shareholder servicing
Investor Class $ 2,371
I Class 211 2,582
Prospectus and shareholder reports
Investor Class 35
I Class 21
Z Class 1 57
Custody and accounting 304
Registration 132
Legal and audit 40
Directors 8
Miscellaneous 22
Waived / paid by Price Associates (358)
Total expenses 7,021
Net investment income 119,600

T. ROWE PRICE Ultra Short-Term Bond Fund
Statement of Operations

($000s)
The accompanying notes are an integral part of these financial statements.
Year
Ended
5/31/26
Realized and Unrealized Gain / Loss –
Net realized gain (loss)
Securities 2,954
Futures 3,600
Options written 594
Forward currency exchange contracts 2,877
Foreign currency transactions (339)
Net realized gain 9,686
Change in net unrealized gain / loss
Securities (4,044)
Futures (1,290)
Options written 203
Forward currency exchange contracts (169)
Change in net unrealized gain / loss (5,300)
Net realized and unrealized gain / loss 4,386
INCREASE IN NET ASSETS FROM OPERATIONS $ 123,986

T. ROWE PRICE Ultra Short-Term Bond Fund
Statement of Changes in Net Assets

($000s)
Year . . . . . . . . . . . . . .
Ended . . . . . . . . . . . . . .
5/31/26 5/31/25
Increase (Decrease) in Net Assets
Operations
Net investment income $ 119,600 $ 117,025
Net realized gain 9,686 2,560
Change in net unrealized gain / loss (5,300) 10,901
Increase in net assets from operations 123,986 130,486
Distributions to shareholders
Net earnings
Investor Class (69,986) (68,726)
I Class (49,718) (48,211)
Z Class (5) (5)
Decrease in net assets from distributions (119,709) (116,942)
Capital share transactions
*
Shares sold
Investor Class 860,378 792,075
I Class 562,361 490,016
Distributions reinvested
Investor Class 69,170 67,792
I Class 45,691 42,844
Shares redeemed
Investor Class (719,752) (717,228)
I Class (397,532) (436,990)
Increase in net assets from capital share
transactions 420,316 238,509

T. ROWE PRICE Ultra Short-Term Bond Fund
Statement of Changes in Net Assets

($000s)
The accompanying notes are an integral part of these financial statements.
Year . . . . . . . . . . . . . .
Ended . . . . . . . . . . . . . .
5/31/26 5/31/25
Net Assets
Increase during period 424,593 252,053
Beginning of period 2,510,147 2,258,094
End of period $ 2,934,740 $ 2,510,147
*Share information (000s)
Shares sold
Investor Class 169,327 156,382
I Class 110,541 96,619
Distributions reinvested
Investor Class 13,612 13,387
I Class 8,982 8,448
Shares redeemed
Investor Class (141,639) (141,613)
I Class (78,150) (86,159)
Increase in shares outstanding 82,673 47,064

T. ROWE PRICE Ultra Short-Term Bond Fund
NOTES TO FINANCIAL STATEMENTS

T. Rowe Price Short-Term Bond Fund, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The Ultra Short-
Term Bond Fund (the fund) is a diversified, open-end management investment company established by the corporation. The fund seeks a high level of income consistent with minimal fluctuations in principal value and liquidity. The fund has three classes of shares: the Ultra Short-Term Bond Fund (Investor Class), the Ultra Short-Term Bond Fund–I Class (I Class) and the Ultra Short-Term
Bond Fund–Z Class (Z Class). I Class shares require a $500,000 initial investment minimum, although the minimum generally is waived or reduced for financial intermediaries, eligible retirement plans, and certain other accounts.
The Z Class is only available to funds advised by T. Rowe Price Associates,
Inc. and its affiliates and other clients that are subject to a contractual fee for investment management services. Each class has exclusive voting rights on matters related solely to that class; separate voting rights on matters that relate to all classes; and, in all other respects, the same rights and obligations as the other classes.
NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
Basis of Preparation  The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards
Board (FASB) Accounting Standards Codification Topic 946 (ASC 946).
The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity.
Investment Transactions, Investment Income, and Distributions  Investment
transactions are accounted for on the trade date basis. Income and expenses are recorded on the accrual basis. Realized gains and losses are reported on the identified cost basis. Premiums and discounts on debt securities are amortized for financial reporting purposes. Paydown gains and losses are recorded as an adjustment to interest income. Income tax-related interest and penalties, if incurred, are recorded as income tax expense. Dividends received from other investment companies are reflected as dividend income; capital

T. ROWE PRICE Ultra Short-Term Bond Fund

gain distributions are reflected as realized gain/loss. Dividend income and capital gain distributions are recorded on the ex-dividend date. Earnings on investments recognized as partnerships for federal income tax purposes reflect the tax character of such earnings. Non-cash dividends, if any, are recorded at the fair market value of the asset received. Distributions to shareholders are recorded on the ex-dividend date. Income distributions, if any, are declared by each class daily and paid monthly. A capital gain distribution, if any, may also be declared and paid by the fund annually.
Currency Translation  Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the respective date of such transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is not bifurcated from the portion attributable to changes in market prices.
Class Accounting  Shareholder servicing, prospectus, and shareholder report expenses incurred by each class are charged directly to the class to which they relate. Expenses common to all classes and investment income are allocated to the classes based upon the relative daily net assets of each class’s settled shares; realized and unrealized gains and losses are allocated based upon the relative daily net assets of each class’s outstanding shares.
Capital Transactions  Each investor’s interest in the net assets of the fund is represented by fund shares. The fund’s net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally
4 p.m. Eastern time, each day the NYSE is open for business. However, the
NAV per share may be calculated at a time other than the normal close of the
NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the SEC. Purchases and redemptions of fund shares are transacted at the next-computed NAV per share, after receipt of the transaction order by T. Rowe Price Associates, Inc., or its agents.
Indemnification  In the normal course of business, the fund may provide indemnification in connection with its officers and directors, service providers, and/or private company investments. The fund’s maximum exposure under these arrangements is unknown; however, the risk of material loss is currently considered to be remote.

T. ROWE PRICE Ultra Short-Term Bond Fund

NOTE 2 - VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the
NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s
Board of Directors (the Board) has designated T. Rowe Price Associates, Inc.
as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial

T. ROWE PRICE Ultra Short-Term Bond Fund

instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Debt securities are generally traded in the over-the-
counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Listed options, and OTC options with a listed equivalent, are valued at the mean of the closing bid and asked prices and exchange-traded options on futures contracts are valued at closing settlement prices. Futures contracts are valued at closing settlement prices. Forward currency exchange contracts are valued using the prevailing forward exchange rate. Assets and liabilities other than financial instruments, including short-term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the
Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford the greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination.
Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined

T. ROWE PRICE Ultra Short-Term Bond Fund

by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on May 31, 2026 (for further detail by category, please refer to the accompanying Portfolio of Investments):
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Fixed Income Securities
1
$ — $ 2,659,978 $ — $ 2,659,978
Short-Term Investments 3 286,366 — 286,369
Securities Lending Collateral 5,704 — — 5,704
Options Purchased 62 105 — 167
Total Securities 5,769 2,946,449 — 2,952,218
Forward Currency Exchange
Contracts — 153 — 153
Total $ 5,769 $ 2,946,602 $ — $ 2,952,371
Liabilities
Options Written $ — $ 54 $ — $ 54
Futures Contracts* 1,840 — — 1,840
Total $ 1,840 $ 54 $ — $ 1,894
1
Includes Asset-Backed Securities, Corporate Bonds, Foreign Government Obligations
& Municipalities, Non-U.S. Government Mortgage-Backed Securities, U.S. Government
& Agency Mortgage-Backed Securities and U.S. Government Agency Obligations
(Excluding Mortgage-Backed).
*
The fair value presented includes cumulative gain (loss) on open futures contracts;
however, the net value reflected on the accompanying Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.

T. ROWE PRICE Ultra Short-Term Bond Fund

NOTE 3 - DERIVATIVE INSTRUMENTS
During the year ended May 31, 2026, the fund invested in derivative instruments. As defined by GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variable; it requires little or no initial investment and permits or requires net settlement or delivery of cash or other assets. The fund invests in derivatives only if the expected risks and rewards are consistent with its investment objectives, policies, and overall risk profile, as described in its prospectus and Statement of Additional Information.
The fund may use derivatives for a variety of purposes and may use them to establish both long and short positions within the fund’s portfolio. Potential uses include to hedge against declines in principal value, increase yield, invest in an asset with greater efficiency and at a lower cost than is possible through direct investment, to enhance return, or to adjust portfolio duration and credit exposure. The risks associated with the use of derivatives are different from, and potentially much greater than, the risks associated with investing directly in the instruments on which the derivatives are based.
The fund values its derivatives at fair value and recognizes changes in fair value currently in its results of operations. Accordingly, the fund does not follow hedge accounting, even for derivatives employed as economic hedges. Generally, the fund accounts for its derivatives on a gross basis. It does not offset the fair value of derivative liabilities against the fair value of derivative assets on its financial statements, nor does it offset the fair value of derivative instruments against the right to reclaim or obligation to return collateral. The following table summarizes the fair value of the fund’s derivative instruments held as of May 31, 2026, and the related location on the accompanying Statement of
Assets and Liabilities, presented by primary underlying risk exposure:

T. ROWE PRICE Ultra Short-Term Bond Fund

($000s)
Location on Statement of
Assets and Liabilities Fair Value*
Assets
Interest rate derivatives Securities^ $ 62
Foreign exchange derivatives Forwards 153
Credit derivatives Securities^ 105
^
,*
Total $ 320
^
,*
Liabilities
Interest rate derivatives Futures $ 1,840
Credit derivatives Options Written 54
Total $
1,
894
*
The fair value presented includes cumulative gain (loss) on open futures contracts;
however, the value reflected on the accompanying Statement of Assets and Liabilities is only the unsettled variation margin receivable (payable) at that date.
^
Options purchased are reported as securities and are reflected in the accompanying
Portfolio of Investments.

T. ROWE PRICE Ultra Short-Term Bond Fund

Additionally, the amount of gains and losses on derivative instruments recognized in fund earnings during the year ended May 31, 2026, and the related location on the accompanying Statement of Operations is summarized in the following table by primary underlying risk exposure:
Counterparty Risk and Collateral  The fund invests in derivatives in various markets, which expose it to differing levels of counterparty risk. Counterparty risk on exchange-traded and centrally cleared derivative contracts, such as futures, exchange-traded options, and centrally cleared swaps, is minimal because the clearinghouse provides protection against counterparty defaults.
For futures and centrally cleared swaps, the fund is required to deposit collateral in an amount specified by the clearinghouse and the clearing firm (margin requirement), and the margin requirement must be maintained over the life of the contract. Each clearinghouse and clearing firm, in its sole discretion, may adjust the margin requirements applicable to the fund.
($000s)
Location of Gain (Loss) on Statement of Operations
Securities^
Options
Written Futures
Forward
Currency
Exchange
Contracts Total
Realized Gain (Loss)
Interest rate derivatives
$
674
$
91
$
3,600
$
—
$
4,365
Foreign exchange
derivatives — — — 2,877 2,877
Credit derivatives (553) 503 — — (50)
Total
$
121
$
594
$
3,600
$
2,877
$
7,192
Change in Unrealized
Gain (Loss)
Interest rate derivatives
$
(60)
$
—
$
(1,290)
$
—
$
(1,350)
Foreign exchange
derivatives — — — (169) (169)
Credit derivatives (368) 203 — — (165)
Total
$
(428)
$
203
$
(1,290)
$
(169)
$
(1,684)
^
Options purchased are reported as securities
.

T. ROWE PRICE Ultra Short-Term Bond Fund

Derivatives, such as non-cleared bilateral swaps, forward currency exchange contracts, and OTC options, that are transacted and settle directly with a counterparty (bilateral derivatives) may expose the fund to greater counterparty risk. To mitigate this risk, the fund has entered into master netting arrangements
(MNAs) with certain counterparties that permit net settlement under specified conditions and, for certain counterparties, also require the exchange of collateral to cover mark-to-market exposure. MNAs may be in the form of International
Swaps and Derivatives Association master agreements (ISDAs), with a Credit
Support Annex (CSA), if any, that governs the collateralization process, or foreign exchange letter agreements (FX letters).
MNAs provide the ability to offset amounts the fund owes a counterparty against amounts the counterparty owes the fund (net settlement). Both ISDAs and FX letters generally allow termination of transactions and net settlement upon the occurrence of contractually specified events, such as failure to pay or bankruptcy. In addition, ISDAs specify other events, such as Additional
Termination Events, the occurrence of which would allow one of the parties to terminate. For example, a downgrade in credit rating of a counterparty below a specified rating would allow the fund to terminate, while a decline in the fund’s net assets of more than a specified percentage would allow the counterparty to terminate. Upon termination, all transactions with that counterparty would be liquidated and a net termination amount settled. ISDAs typically include collateral agreements, such as a CSA, whereas FX letters do not. Collateral requirements are determined daily based on the net aggregate unrealized gain or loss on all bilateral derivatives with a counterparty, subject to minimum transfer amounts that typically range from $100,000 to $250,000. Any additional collateral required due to changes in security values is typically transferred the next business day.
Collateral may be in the form of cash or debt securities issued by the U.S.
government or related agencies, although other securities may be used depending on the terms outlined in the applicable MNA. Cash posted by the fund is reflected as cash deposits in the accompanying financial statements and generally is restricted from withdrawal by the fund; securities posted by the fund are so noted in the accompanying Portfolio of Investments; both remain in the fund’s assets. Collateral pledged by counterparties is not included in the fund’s assets because the fund does not obtain effective control over those assets. For bilateral derivatives, collateral posted or received by the fund is held in a segregated account at the fund’s custodian. While typically not sold in the same manner as equity or fixed income securities, exchange-traded or centrally cleared derivatives may be closed out only on the exchange or clearinghouse

T. ROWE PRICE Ultra Short-Term Bond Fund

where the contracts were cleared, and OTC and bilateral derivatives may be unwound with counterparties or transactions assigned to other counterparties to allow the fund to exit the transaction. This ability is subject to the liquidity of underlying positions. As of May 31, 2026, no collateral was pledged by either the fund or counterparties for bilateral derivatives. As of May 31, 2026, securities valued at $4,450,000 had been posted by the fund for exchange-
traded and/or centrally cleared derivatives.
Forward Currency Exchange Contracts  The fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. It may use forward currency exchange contracts (forwards) primarily to protect its non-U.S. dollar-denominated securities from adverse currency movements or to increase exposure to a particular foreign currency, to shift the fund’s foreign currency exposure from one country to another, or to enhance the fund’s return. A forward involves an obligation to purchase or sell a fixed amount of a specific currency on a future date at a price set at the time of the contract. Although certain forwards may be settled by exchanging only the net gain or loss on the contract, most forwards are settled with the exchange of the underlying currencies in accordance with the specified terms. Forwards are valued at the unrealized gain or loss on the contract, which reflects the net amount the fund either is entitled to receive or obligated to deliver, as measured by the difference between the forward exchange rates at the date of entry into the contract and the forward rates at the reporting date. Appreciated forwards are reflected as assets and depreciated forwards are reflected as liabilities on the accompanying Statement of Assets and Liabilities. When a contract is closed, a realized gain or loss is recorded on the accompanying Statement of Operations. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the agreements; that anticipated currency movements will not occur, thereby reducing the fund’s total return;
and the potential for losses in excess of the fund’s initial investment. During the year ended May 31, 2026, the volume of the fund’s activity in forwards, based on underlying notional amounts, was generally between 0% and 2% of net assets.
Futures Contracts  The fund is subject to interest rate risk in the normal course of pursuing its investment objectives and uses futures contracts to help manage such risk. The fund may enter into futures contracts to manage exposure to interest rate and yield curve movements, security prices, foreign currencies, credit quality, and mortgage prepayments; as an efficient means of adjusting exposure to all or part of a target market; to enhance income; as a cash management tool; or to adjust portfolio duration and credit exposure. A futures

T. ROWE PRICE Ultra Short-Term Bond Fund

contract provides for the future sale by one party and purchase by another of a specified amount of a specific underlying financial instrument at an agreed-
upon price, date, time, and place. The fund currently invests only in exchange-
traded futures, which generally are standardized as to maturity date, underlying financial instrument, and other contract terms. Payments are made or received by the fund each day to settle daily fluctuations in the value of the contract
(variation margin), which reflect changes in the value of the underlying financial instrument. Variation margin is recorded as unrealized gain or loss until the contract is closed. The value of a futures contract included in net assets is the amount of unsettled variation margin; net variation margin receivable is reflected as an asset and net variation margin payable is reflected as a liability on the accompanying Statement of Assets and Liabilities. When a contract is closed, a realized gain or loss is recorded on the accompanying Statement of Operations.
Risks related to the use of futures contracts include possible illiquidity of the futures markets, contract prices that can be highly volatile and imperfectly correlated to movements in hedged security values and/or interest rates, and potential losses in excess of the fund’s initial investment. During the year ended
May 31, 2026, the volume of the fund’s activity in futures, based on underlying notional amounts, was generally between 5% and 18% of net assets.
Options   The fund is subject to interest rate risk and credit risk in the normal course of pursuing its investment objectives and uses options to help manage such risks. The fund may use options to manage exposure to security prices, interest rates, foreign currencies, and credit quality; as an efficient means of adjusting exposure to all or a part of a target market; to enhance income;
as a cash management tool; or to adjust credit exposure. The fund may buy or sell options that can be settled either directly with the counterparty (OTC options) or through a central clearinghouse (exchange-traded options). Options are included in net assets at fair value, options purchased are included in
Investments in Securities, and options written are separately reflected as a liability on the accompanying Statement of Assets and Liabilities. Premiums on unexercised, expired options are recorded as realized gains or losses on the accompanying Statement of Operations; premiums on exercised options are recorded as an adjustment to the proceeds from the sale or cost of the purchase. The difference between the premium and the amount received or paid in a closing transaction is also treated as realized gain or loss on the accompanying Statement of Operations. In return for a premium paid, call and put options on futures give the holder the right, but not the obligation, to purchase or sell, respectively, a position in a particular futures contract at a specified exercise price. In return for a premium paid, options on swaps give

T. ROWE PRICE Ultra Short-Term Bond Fund

the holder the right, but not the obligation, to enter a specified swap contract on predefined terms. The exercise price of an option on a credit default swap is stated in terms of a specified spread that represents the cost of credit protection on the reference asset, including both the upfront premium to open the position and future periodic payments. The exercise price of an interest rate swap is stated in terms of a fixed interest rate; generally, there is no upfront payment to open the position. Risks related to the use of options include possible illiquidity of the options markets; trading restrictions imposed by an exchange or counterparty; possible failure of counterparties to meet the terms of the agreements; movements in the underlying asset values, interest rates and credit ratings; and, for options written, the potential for losses to exceed any premium received by the fund. During the year ended May 31, 2026, the volume of the fund’s activity in options, based on underlying notional amounts, was generally between 0% and 40% of net assets.
NOTE 4 - OTHER INVESTMENT TRANSACTIONS
Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance.
The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of
Additional Information.
Restricted Securities  The fund invests in securities that are subject to legal or contractual restrictions on resale. Prompt sale of such securities at an acceptable price may be difficult and may involve substantial delays and additional costs.
Collateralized Loan Obligations   The fund invests in collateralized loan
obligations (CLOs) which are entities backed by a diversified pool of syndicated bank loans. The cash flows of the CLO can be split into multiple segments, called “tranches” or “classes”, which will vary in risk profile and yield. The riskiest segments, which are the subordinate or “equity” tranches, bear the greatest risk of loss from defaults in the underlying assets of the CLO and serve to protect the other, more senior, tranches. Senior tranches will typically have higher credit ratings and lower yields than the securities underlying the
CLO. Despite the protection from the more junior tranches, senior tranches can experience substantial losses.

T. ROWE PRICE Ultra Short-Term Bond Fund

Mortgage-Backed Securities  The fund invests in mortgage-backed securities
(MBS or pass-through certificates) that represent an interest in a pool of specific underlying mortgage loans and entitle the fund to the periodic payments of principal and interest from those mortgages. MBS may be issued by government agencies or corporations, or private issuers. Most MBS issued by government agencies are guaranteed; however, the degree of protection differs based on the issuer. MBS are sensitive to changes in economic conditions that affect the rate of prepayments and defaults on the underlying mortgages;
accordingly, the value, income, and related cash flows from MBS may be more volatile than other debt instruments.
Securities Lending  The fund may lend its securities to approved borrowers to earn additional income. Its securities lending activities are administered by a lending agent in accordance with a securities lending agreement. Security loans generally do not have stated maturity dates, and the fund may recall a security at any time. The fund receives collateral in the form of cash or U.S. government securities. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities; any additional collateral required due to changes in security values is delivered to the fund the next business day. Cash collateral is invested in accordance with investment guidelines approved by fund management. Additionally, the lending agent indemnifies the fund against losses resulting from borrower default. Although risk is mitigated by the collateral and indemnification, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities, collateral investments decline in value, and the lending agent fails to perform. Any non-cash collateral received cannot be sold, re-invested or pledged by the fund, except in the event of borrower default. Securities lending revenue consists of earnings on invested collateral and borrowing fees, net of any rebates to the borrower, compensation to the lending agent, and other administrative costs. In accordance with GAAP, investments made with cash collateral are reflected in the accompanying financial statements, but collateral received in the form of securities is not. At May 31, 2026, the value of loaned securities was $13,008,000; the aggregate value of collateral was $13,419,000 and consisted of cash collateral and related investments of $5,704,000 and U.S.
government securities of $7,715,000.
Other  Purchases and sales of portfolio securities other than in-kind transactions, if any, short-term and U.S. government securities aggregated $2,158,802,000 and $1,876,887,000, respectively, for the year ended May 31, 2026.

T. ROWE PRICE Ultra Short-Term Bond Fund

NOTE 5 - FEDERAL INCOME TAXES
Generally, no provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under
Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains. Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes.
The fund files U.S. federal, state, and local tax returns as required. The fund’s tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.
Capital accounts within the financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences. The permanent book/tax adjustments, if any, have no impact on results of operations or net assets.
The tax character of distributions paid for the periods presented was as follows:
At May 31, 2026, the tax-basis cost of investments (including derivatives, if any)
and gross unrealized appreciation and depreciation were as follows:
($000s)
May 31,
2026
May 31,
2025
Ordinary income (including short-term capital
gains, if any)
$
119,709
$
116,942
($000s)
Cost of investments
$
2,959,160
Unrealized appreciation
$
4,505
Unrealized depreciation (11,441)
Net unrealized appreciation (depreciation)
$
(6,936)

T. ROWE PRICE Ultra Short-Term Bond Fund

At May 31, 2026, the tax-basis components of accumulated net earnings (loss)
were as follows:
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement purposes versus for tax purposes; these differences will reverse in a subsequent reporting period. The temporary differences relate primarily to the deferral of losses from wash sales and the realization of gains/losses on certain open derivative contracts. The loss carryforwards and deferrals primarily relate to capital loss carryforwards and straddle deferrals. Capital loss carryforwards are available indefinitely to offset future realized capital gains. During the year ended May 31,
2026, the fund utilized $6,726,000 of capital loss carryforwards.
NOTE 6 - RELATED PARTY TRANSACTIONS
The fund is managed by T. Rowe Price Associates, Inc. (Price Associates),
a wholly owned subsidiary of T. Rowe Price Group, Inc. (Price Group). The investment management agreement between the fund and Price Associates provides for an annual investment management fee equal to 0.16% of the fund’s average daily net assets. The fee is computed daily and paid monthly.
The Investor Class is subject to a contractual expense limitation through the expense limitation date indicated in the table below. This agreement will continue through the expense limitation date indicated in the table below, and may be renewed, revised, or revoked only with approval of the fund’s Board.
During the limitation period, Price Associates is required to waive or pay any expenses (excluding interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and acquired fund fees and expenses) that would otherwise cause the class’s ratio of annualized total expenses to average net assets (net expense ratio) to exceed its expense limitation. The class is required to repay Price Associates for expenses previously waived/paid to the extent the class’s net assets grow or expenses
($000s)
Overdistributed ordinary income
$
(4,309)
Net unrealized appreciation (depreciation) (6,936)
Loss carryforwards and deferrals (31,123)
Total distributable earnings (loss)
$
(42,368)

T. ROWE PRICE Ultra Short-Term Bond Fund

decline sufficiently to allow repayment without causing the class’s net expense ratio (after the repayment is taken into account) to exceed the lesser of: (1)
the expense limitation in place at the time such amounts were waived; or (2)
the class’s current expense limitation. However, no repayment will be made more than three years after the date of a payment or waiver.
The I Class is also subject to an operating expense limitation (I Class Limit)
pursuant to which Price Associates is contractually required to pay all operating expenses of the I Class, excluding management fees; interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and
acquired fund fees and expenses, to the extent such operating expenses, on an annualized basis, exceed the I Class Limit. This agreement will continue through the expense limitation date indicated in the table below, and may be renewed, revised, or revoked only with approval of the fund’s Board. The
I Class is required to repay Price Associates for expenses previously paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s operating expenses (after the repayment is taken into account) to exceed the lesser of: (1) the I Class Limit in place at the time such amounts were paid; or (2) the current I Class Limit. However, no repayment will be made more than three years after the date of a payment or waiver.
The Z Class is also subject to a contractual expense limitation agreement whereby Price Associates has agreed to waive and/or bear all of the Z Class’
expenses (excluding interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and acquired fund fees and expenses) in their entirety. This fee waiver and/or expense reimbursement arrangement is expected to remain in place indefinitely, and the agreement may only be amended or terminated with approval by the fund’s Board. Expenses of the fund waived/paid by the manager are not subject to later repayment by the fund.
Pursuant to these agreements, expenses were waived/paid by and/or repaid to
Price Associates during the year ended May 31, 2026 as indicated in the table below. Including these amounts, expenses previously waived/paid by Price
Associates in the amount of $873,000 remain subject to repayment by the fund at May 31, 2026. Any repayment of expenses previously waived/paid by Price
Associates during the period would be included in the net investment income and expense ratios presented on the accompanying Financial Highlights.

T. ROWE PRICE Ultra Short-Term Bond Fund

In addition, the fund has entered into service agreements with Price Associates and two wholly owned subsidiaries of Price Associates, each an affiliate of the fund (collectively, Price). Price Associates provides certain accounting and administrative services to the fund. T. Rowe Price Services, Inc. provides shareholder and administrative services in its capacity as the fund’s transfer and dividend-disbursing agent. T. Rowe Price Retirement Plan Services, Inc.
provides subaccounting and recordkeeping services for certain retirement accounts invested in the Investor Class. For the year ended May 31, 2026, expenses incurred pursuant to these service agreements were $125,000 for
Price Associates; $525,000 for T. Rowe Price Services, Inc.; and $6,000 for
T. Rowe Price Retirement Plan Services, Inc. All amounts due to and due from
Price, exclusive of investment management fees payable, are presented net on the accompanying Statement of Assets and Liabilities.
T. Rowe Price Investment Services, Inc. (Investment Services) serves as distributor to the fund. Pursuant to an underwriting agreement, no compensation for any distribution services provided is paid to Investment Services by the fund
(except for 12b-1 fees under a Board-approved Rule 12b-1 plan).
The fund may invest its cash reserves in certain open-end management investment companies managed by Price Associates and considered affiliates of the fund: the T. Rowe Price Government Reserve Fund or the T. Rowe Price
Treasury Reserve Fund, organized as money market funds (together, the Price
Reserve Funds). The Price Reserve Funds are offered as short-term investment options to mutual funds, trusts, and other accounts managed by Price
Associates or its affiliates and are not available for direct purchase by members of the public. Effective November 12, 2025, cash collateral from securities lending, if any, is invested in the T. Rowe Price Treasury Reserve Fund. Prior to
November 12, 2025, cash collateral from securities lending, if any, was invested in the T. Rowe Price Government Reserve Fund. The Price Reserve Funds pay
no investment management fees.
As of May 31, 2026, T. Rowe Price Group, Inc., or its wholly owned subsidiaries, owned 19,608 shares of the Z Class, representing 100% of the
Z Class's net assets.
Investor
Class I Class Z Class
Expense limitation/I Class Limit 0.31% 0.05% 0.00%
Expense limitation date 07/31/27 07/31/27 N/A
(Waived)/repaid during the period ($000s) $(357) $— $(1)

T. ROWE PRICE Ultra Short-Term Bond Fund

The fund may participate in securities purchase and sale transactions with other funds or accounts advised by Price Associates (cross trades), in accordance with procedures adopted by the fund’s Board and Securities and Exchange
Commission rules, which require, among other things, that such purchase and sale cross trades be effected at the independent current market price of the security. During the year ended May 31, 2026, the fund had no purchases or sales cross trades with other funds or accounts advised by Price Associates.
NOTE 7 - SEGMENT REPORTING
Operating segments are defined as components of a company that engage in business activities and for which discrete financial information is available and regularly reviewed by the chief operating decision maker (CODM) in deciding how to allocate resources and assess performance. The Management
Committee of Price Group acts as the fund’s CODM. The fund makes investments in accordance with its investment objective as outlined in the
Prospectus and is considered one reportable segment because the CODM allocates resources and assesses the operating results of the fund on the whole.
The fund’s revenue is derived from investments in a portfolio of securities.
The CODM allocates resources and assesses performance based on the operating results of the fund, which is consistent with the results presented in the statement of operations, statement of changes in net assets and financial highlights. The CODM compares the fund’s performance to its benchmark index and evaluates the positioning of the fund in relation to its investment objective.
The measure of segment assets is net assets of the fund which is disclosed in the statement of assets and liabilities.
The accounting policies of the segment are the same as those described in the summary of significant accounting policies. The financial statements include all details of the segment assets, segment revenue and expenses; and reflect the financial results of the segment.
NOTE 8 - OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict, terrorism, geopolitical and regulatory developments (including trading and tariff arrangements), and public health epidemics or threats, may significantly

T. ROWE PRICE Ultra Short-Term Bond Fund

affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-
existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events.

T. ROWE PRICE Ultra Short-Term Bond Fund

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Board of Directors of T. Rowe Price Short-Term Bond Fund, Inc.
and Shareholders of T. Rowe Price Ultra Short-Term Bond Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of T. Rowe Price Ultra Short-Term Bond Fund (one
of the funds constituting T. Rowe Price Short-Term Bond Fund, Inc., referred to hereafter as the "Fund") as of May 31, 2026, the related statement of operations for the year ended May 31, 2026, the statement of changes in net assets for each of the two years in the period ended May 31, 2026, including the related notes, and the financial highlights for each of the five years in the period ended
May 31, 2026 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of May 31, 2026, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended May 31, 2026 and the financial highlights for each of the five years in the period ended May 31, 2026, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management.
Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public
Company Accounting Oversight Board (United States) (PCAOB) and are
required to be independent with respect to the Fund in accordance with the U.S.
federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

T. ROWE PRICE Ultra Short-Term Bond Fund

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of May 31, 2026 by correspondence with the custodians, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Baltimore, Maryland
July 17, 2026
We have served as the auditor of one or more investment companies in the T.
Rowe Price group of investment companies since 1973.
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
(continued)

T. ROWE PRICE Ultra Short-Term Bond Fund

TAX INFORMATION (UNAUDITED) FOR THE TAX YEAR ENDED 5/31/26
We are providing this information as required by the Internal Revenue Code.
The amounts shown may differ from those elsewhere in this report because of differences between tax and financial reporting requirements.
For shareholders subject to interest expense deduction limitation under Section
163(j), $119,704,000 of the fund’s income qualifies as a Section 163(j) interest dividend and can be treated as interest income for purposes of Section 163(j), subject to holding period requirements and other limitations.

T. ROWE PRICE Ultra Short-Term Bond Fund

Approval of Investment Management Agreement and
Subadvisory Agreements
Each year, the fund’s Board of Directors (Board) considers the continuation of the investment management agreement (Advisory Contract) between the fund and its investment adviser, T. Rowe Price Associates, Inc. (Adviser). In that regard, at a meeting held on March 11-12, 2026 (Meeting), the Board, including all of the fund’s independent directors who were present in person at the Meeting, approved the continuation of the fund’s Advisory Contract. At the Meeting, the Board considered the factors and reached the conclusions described below relating to the selection of the Adviser and the approval of the Advisory Contract. The independent directors were assisted in their evaluation of the Advisory Contract by independent legal counsel from whom they received separate legal advice and with whom they met separately.
In providing information to the Board, the Adviser was guided by a detailed set of requests for information submitted by independent legal counsel on behalf of the independent directors. In considering and approving the continuation of the
Advisory Contract, the Board considered the information it believed was relevant, including, but not limited to, the information discussed below. The Board considered not only the specific information presented in connection with the Meeting but also the knowledge gained over time through interaction with the Adviser about various topics and information provided to it by the Adviser. The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the
T. Rowe Price funds’ advisory contracts, including performance and the services and support provided to the funds and their shareholders
Services Provided by the Adviser
The Board considered the nature, quality, and extent of the services provided to the fund by the Adviser. These services include, but are not limited to, directing the fund’s investments in accordance with its investment program and the overall management of the fund’s portfolio, as well as a variety of related activities such as financial, investment operations, and administrative services; compliance and infrastructure, as well as compliance with new and evolving regulatory requirements (e.g., derivatives and liquidity risk management); maintaining the fund’s records and registrations; and shareholder communications. The Board also reviewed the background and experience of the Adviser’s senior management team and investment personnel involved in the management of the fund, as well as the Adviser’s compliance record. The Board concluded that the information it considered with respect to the nature, quality, and extent of the services provided by the Adviser, as well as the other factors considered at the Meeting, supported the Board’s approval of the continuation of the Advisory Contract..

T. ROWE PRICE Ultra Short-Term Bond Fund

Investment Performance of the Fund
The Board took into account discussions with the Adviser and detailed reports that it regularly receives throughout the year on relative and absolute performance for the T. Rowe Price funds. In connection with the Meeting, the Board reviewed information provided by the Adviser that compared the fund’s total returns, as well as a wide variety of other previously agreed-upon performance measures and market data, against relevant benchmark indexes and (as applicable) peer groups of funds with similar investment programs for various periods through December 31,
2025. Additionally, the Board reviewed the fund’s relative performance information as of September 30, 2025, which ranked the returns of the fund’s Investor Class for various periods against a universe of funds with similar investment programs selected by Broadridge, an independent provider of investment company data.
In the course of its deliberations, the Board considered performance information provided throughout the year and in connection with the Advisory Contract review at the Meeting, as well as information provided during investment review meetings conducted with portfolio managers and senior investment personnel during the course of the year regarding the fund’s performance. The Board also considered relevant factors, such as overall market conditions and trends that could adversely impact the fund’s performance, length of the fund’s performance track record, and how closely the fund’s strategies align with its benchmarks and peer groups.
The Board concluded that the information it considered with respect to the fund’s performance, as well as the other factors considered at the Meeting, supported the
Board’s approval of the continuation of the Advisory Contract.
Costs, Benefits, Profits, and Economies of Scale
The Board reviewed detailed information regarding the revenues received by the
Adviser under the Advisory Contract and other direct and indirect benefits that the
Adviser (and its affiliates) may have realized from its relationship with the fund, including any research received under soft-dollar arrangements with broker-dealers.
In considering soft-dollar arrangements, the Board noted that the Adviser may use brokerage commissions in connection with certain T. Rowe Price funds’ securities transactions to pay for research when permissible, and the Board considered that the Adviser may receive some benefit from soft-dollar arrangements pursuant to which research is received from broker-dealers that execute the applicable fund’s portfolio transactions.
Approval of Investment Management Agreement and
Subadvisory Agreements (continued)

T. ROWE PRICE Ultra Short-Term Bond Fund

The Board received information on the estimated costs incurred and profits realized by the Adviser from managing the T. Rowe Price funds. The Board also reviewed estimates of the profits realized from managing the fund in particular, and the
Board concluded that the Adviser’s profits were reasonable in light of the services provided to the fund.
The Board also considered whether the fund benefits under the fee levels set forth in the Advisory Contract or otherwise from any economies of scale potentially realized by the Adviser. Under the Advisory Contract, the fund pays a management fee to the Adviser for investment management services based on the fund’s average daily net assets and the fund pays its own expenses of operations. Assets of the fund are included in the calculation of the group fee rate, which serves as a component of the management fee rate for many other T. Rowe Price mutual funds and declines at certain asset levels based on the combined average net assets of most of the T. Rowe Price mutual funds and ETFs (including the fund). Although the fund does not have a group fee rate component to its management fee, its assets are included in the calculation because certain resources utilized to operate the fund are shared with other T. Rowe Price funds.
The fund’s shareholders also benefit from potential economies of scale through a decline in certain operating expenses as the fund grows in size. However, the fund is also subject to contractual expense limitations that require the Adviser to waive its management fees and/or bear any operating expenses that would otherwise cause the expenses of a share class of the fund to exceed a certain percentage based on the class’s net assets. The expense limitations mitigate the potential for an increase in operating expenses above a certain level that could impact shareholders.
The fund also offers a Z Class, which serves as an underlying investment within certain T. Rowe Price fund of fund arrangements. The Adviser waives its management fee on the Z Class and waives or bears the Z Class’s other operating expenses, with certain exceptions. The Board considered whether the management fee and operating expense waivers on the Z Class may present a means for cross-
subsidization of the Z Class by other share classes of the fund. In that regard, the
Board noted that the Z Class operating expenses are covered by the all-inclusive fees charged by the investing T. Rowe Price fund of funds and that any Z Class operating expenses not covered by the investing T. Rowe Price funds of funds’ fees are paid by the Adviser and not by shareholders of any other share class of the fund
Approval of Investment Management Agreement and
Subadvisory Agreements (continued)

T. ROWE PRICE Ultra Short-Term Bond Fund

In addition, the Board noted that the fund shares in potential economies of scale through the Adviser’s ongoing investments in its business in support of the T. Rowe
Price funds, including investments in trading systems, technology, and regulatory support enhancements, and the ability to possibly negotiate lower fee arrangements with third-party service providers. The Board concluded that the management fee structure for the fund provides for a reasonable sharing of benefits from potential economies of scale with the fund and its investors.
Fees and Expenses
The Board was provided with information regarding industry trends in management fees and expenses. Among other things, the Board reviewed data for peer groups that were compiled by Broadridge, which compared: (i) contractual management fees, actual management fees, and total expenses of the fund’s Investor Class and
I Class with a group of competitor funds selected by Broadridge (Expense Group);
and (ii) actual management fees and total expenses of the fund’s Investor Class and I Class with a broader set of funds within the Lipper investment classification
(Expense Universe). The Board considered the fund’s contractual management fee rate, actual management fee rate (which reflects the management fees actually received from the fund by the Adviser after any applicable waivers, reductions, or reimbursements), operating expenses, and total expenses (which reflect the net total expense ratio of the fund after any waivers, reductions, or reimbursements)
in comparison with the information for the Broadridge peer groups. Broadridge generally constructed the peer groups by seeking the most comparable funds based on similar investment classifications and objectives, expense structure, asset size, and operating components and attributes and ranked funds into quintiles, with the first quintile representing the funds with the lowest relative expenses and the fifth quintile representing the funds with the highest relative expenses. The information provided to the Board for the fund’s Investor Class indicated that the contractual management fee ranked in the first quintile (Expense Group), the actual management fee rate ranked in the first quintile (Expense Group and Expense
Universe), and the fund’s total expenses ranked in the fifth quintile (Expense
Group) and third quintile (Expense Universe). The information provided to the Board for the fund’s I Class indicated that the contractual management fee ranked in the first quintile (Expense Group), the actual management fee rate ranked in the first quintile (Expense Group) and second quintile (Expense Universe), and the fund’s total expenses ranked in the first quintile (Expense Group and Expense Universe).
Approval of Investment Management Agreement and
Subadvisory Agreements (continued)

T. ROWE PRICE Ultra Short-Term Bond Fund

The Board was provided with information regarding industry trends in management fees and expenses. Among other things, the Board reviewed data for peer groups that were compiled by Broadridge, which compared: (i) contractual management fees, actual management fees, and total expenses of the fund’s Investor Class and
I Class with a group of competitor funds selected by Broadridge (Expense Group);
and (ii) actual management fees and total expenses of the fund’s Investor Class and I Class with a broader set of funds within the Lipper investment classification
(Expense Universe). The Board considered the fund’s contractual management fee rate, actual management fee rate (which reflects the management fees actually received from the fund by the Adviser after any applicable waivers, reductions, or reimbursements), operating expenses, and total expenses (which reflect the net total expense ratio of the fund after any waivers, reductions, or reimbursements)
in comparison with the information for the Broadridge peer groups. Broadridge generally constructed the peer groups by seeking the most comparable funds based on similar investment classifications and objectives, expense structure, asset size, and operating components and attributes and ranked funds into quintiles, with the first quintile representing the funds with the lowest relative expenses and the fifth quintile representing the funds with the highest relative expenses. The information provided to the Board for the fund’s Investor Class indicated that the contractual management fee ranked in the first quintile (Expense Group), the actual management fee rate ranked in the first quintile (Expense Group and Expense
Universe), and the fund’s total expenses ranked in the fifth quintile (Expense
Group) and third quintile (Expense Universe). The information provided to the Board for the fund’s I Class indicated that the contractual management fee ranked in the first quintile (Expense Group), the actual management fee rate ranked in the first quintile (Expense Group) and second quintile (Expense Universe), and the fund’s total expenses ranked in the first quintile (Expense Group and Expense Universe).
On the basis of the information provided and the factors considered, the Board concluded that the fees paid by the fund under the Advisory Contract are reasonable.
Approval of the Advisory Contract
As noted, the Board approved the continuation of the Advisory Contract. No single factor was considered in isolation or to be determinative to the decision. Rather, the Board concluded, in light of a weighting and balancing of all factors considered, that it was in the best interests of the fund and its shareholders for the Board to approve the continuation of the Advisory Contract (including the fees to be charged for services thereunder).
Approval of Investment Management Agreement and
Subadvisory Agreements (continued)

1307 Point Street
Baltimore, Maryland 21231
T. Rowe Price Investment Services, Inc.
Call 1-800-638-5660 to request a prospectus or summary prospectus; each includes investment objectives, risks, fees, expenses, and other information that you should read and consider carefully before investing.
F188-050 7/26

Item 8.  Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9.  Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10.  Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Remuneration paid to Directors is included in Item 7 of this Form N-CSR.

Item 11.  Statement Regarding Basis for Approval of Investment Advisory Contract.

If applicable, see Item 7.

Item 12.  Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13.  Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14.  Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15.  Submission of Matters to a Vote of Security Holders.

There has been no change to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 16.  Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17.  Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18.  Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19.  Exhibits.

(a)(1) The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is attached.

(2)	Listing standards relating to recovery of erroneously awarded compensation: not applicable.

(3)

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b)

A certification by the registrant’s principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Short-Term Bond Fund, Inc.
By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	July 17, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	July 17, 2026

By	/s/ Alan S. Dupski
Alan S. Dupski
Principal Financial Officer
Date	July 17, 2026